                             EXCELSIOR FUNDS TRUST
                                 (the "Trust")

                                  EQUITY FUND
                              OPTIMUM GROWTH FUND
                              MID CAP VALUE FUND
                           INTERNATIONAL EQUITY FUND
                            TOTAL RETURN BOND FUND
                                  INCOME FUND
                                HIGH YIELD FUND

                       Supplement dated August 27, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Trust's Institutional Shares Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                          Return as of
Fund Name                 June 30, 2001
---------                 -------------
Equity Fund..............   (12.99)%
Optimum Growth Fund......   (18.88)%
Mid Cap Value Fund.......     6.23 %
International Equity Fund   (15.79)%
Total Return Bond Fund...     3.46 %
Income Fund..............     3.31 %

   Under the heading "Investment Strategy of the High Yield Fund" on p.16 of the Prospectus, the first two sentences in the first paragraph are deleted and replaced with the following:

      Under normal circumstances, the High Yield Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Group (S&P)), or unrated securities that the Adviser believes are of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P are commonly known as "junk bonds."

                             EXCELSIOR FUNDS, INC.
                             EXCELSIOR FUNDS TRUST
                               (the "Companies")

                              BLENDED EQUITY FUND
                             LARGE CAP GROWTH FUND
                              OPTIMUM GROWTH FUND
                                SMALL CAP FUND
                         VALUE AND RESTRUCTURING FUND
                              MID CAP VALUE FUND
                        ENERGY & NATURAL RESOURCES FUND
                               REAL ESTATE FUND
                                TECHNOLOGY FUND
                              BIOTECHNOLOGY FUND

                       Supplement dated August 27, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Companies' Domestic Equity Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                Return as of
Fund Name                       June 30, 2001
---------                       -------------
Blended Equity Fund............   (10.09)%
Large Cap Growth Fund..........   (22.01)%
Optimum Growth Fund............   (18.96)%
Small Cap Fund.................    (3.85)%
Value and Restructuring Fund...    (1.49)%
Mid Cap Value Fund.............     6.18 %
Energy & Natural Resources Fund    (9.38)%
Real Estate Fund...............     9.07 %
Technology Fund................   (37.86)%
Biotechnology Fund.............   (10.42)%

   The paragraph at the top of the right-hand column on page 27 of the Prospectus is amended and restated in its entirety as follows:

      You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

                             EXCELSIOR FUNDS, INC.
                             EXCELSIOR FUNDS TRUST
                                (the "Companies")

                              MANAGED INCOME FUND
                     INTERMEDIATE-TERM MANAGED INCOME FUND
                     SHORT-TERM GOVERNMENT SECURITIES FUND
                                HIGH YIELD FUND

                       Supplement dated August 27, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Companies' Fixed Income Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                      Return as of
Fund Name                             June 30, 2001
---------                             -------------
Managed Income Fund..................     3.01%
Intermediate-Term Managed Income Fund     4.12%
Short-Term Government Securities Fund     3.80%

   Under the heading "Investment Strategy of the High Yield Fund" on p. 10 of the Prospectus, the first two sentences in the first paragraph are deleted and replaced with the following:

      Under normal circumstances, the High Yield Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Group (S&P)), or unrated securities that the Adviser believes are of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P are commonly known as "junk bonds."

[GRAPHIC]

Excelsior Institutional Shares

Prospectus

August 1, 2001
(as revised August 27, 2001)

Excelsior Funds Trust

Equity Fund
Optimum Growth Fund
Mid Cap Value Fund
International Equity Fund
Total Return Bond Fund
Income Fund
High Yield Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Funds Trust (formerly known as Excelsior Institutional Trust) is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals, strategies and risks. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Equity Fund..........................................................          4
Optimum Growth Fund..................................................          6
Mid Cap Value Fund (formerly known as the Value Equity Fund).........          8
International Equity Fund............................................         10
Total Return Bond Fund...............................................         12
Income Fund..........................................................         14
High Yield Fund......................................................         16
More Information About Risk..........................................         18
More Information About Fund Investments..............................         19
Investment Adviser...................................................         20
Purchasing, Selling and Exchanging Fund Shares.......................         21
Dividends and Distributions..........................................         24
Taxes................................................................         24
Financial Highlights.................................................         25
How to Obtain More Information About Excelsior Funds Trust........... Back Cover

Introduction--Risk/Return Information Common To All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy
The Adviser manages the Equity Fund, Optimum Growth Fund, Mid Cap Value Fund, International Equity and High Yield Fund with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strat-egies, value and growth. These strategies are combined with "longer-term in-vestment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strat-egies and themes to ensure proper diversification, risk control and market fo-cus.

Value
This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing re-sources and assets. Accordingly, the Adviser is constantly engaged in assess-ing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

Growth
This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or servic-es. Usually these companies have an identifiable competitive advantage. The Ad-viser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward con-sistently above average earnings growth with greater-than-average capital ap-preciation over the long-term.

Themes
To complete the Adviser's investment philosophy in managing the funds, the in-vestment strategies discussed above are applied in concert with long-term in-vestment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends that arise from time to time from economic, social, demographic and cultural forces. The Adviser also believes that under-standing the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

    Equity Fund


FUND SUMMARY

Investment Goal Long-term capital appreciation

Investment Focus Common stocks of U.S. companies

Share Price Volatility High

Principal Investment Strategy Investing in common stocks that the Adviser believes are undervalued in the market

Investor Profile Investors seeking growth of capital, and who are willing to accept the risks of investing in equity securities

Investment Objective
The Equity Fund seeks to provide long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Equity Fund
Under normal circumstances, the Equity Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in common stocks of larger capitalization (i.e., companies with market capitalizations over $5 billion) U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser gen-erally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. In particular, the Adviser looks for companies that its fundamental analysis indicates are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future.

Principal Risks of Investing in the Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization U.S. equity securi-ties may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                                    [GRAPH]

                              1996          19.86%
                              1997          31.72%
                              1998          24.95%
                              1999          31.93%
                              2000          -9.64%


                          Best Quarter Worst Quarter
                             22.45%       (15.60)%
                           (12/31/98)     (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (12.99)%.

This table compares the average annual total return of the Fund's Institutional Shares for the periods ended December 31, 2000 to those of the Standard & Poors 500 Composite Stock Price Index.

                                                          1               Since
                                                       Year   5 Year  Inception
-------------------------------------------------------------------------------
Equity Fund (Institutional Shares)                    (9.64)% 18.65%   18.94%*

Standard & Poor's 500 Composite Stock Price Index***  (9.11)% 18.33%   21.33%**

*    Since January 16, 1995
**   Since December 31, 1994
*** The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. Stock market performance.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                            0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.28%
 Fee Waivers and Expense Reimbursements       (0.58)%*
------------------------------------------------------
Net Annual Fund Operating Expenses             0.70%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.70%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $72    $224    $390     $871

     Optimum Growth Fund


 FUND SUMMARY

 Investment Goal Superior, risk-adjusted total return

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks that the Adviser believes have strong growth prospects

 Investor Profile Investors seeking total return, and who are willing to accept the risks of investing in equity securities


Investment Objective
The Optimum Growth Fund seeks superior, risk-adjusted total return. This objec-tive may be changed without shareholder approval.

Investment Strategy of the Optimum Growth Fund
The Optimum Growth Fund invests primarily (at least 65% of its assets) in com-mon stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large- capitalization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further di-versifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systemati-cally selects companies that it believes, based on quantitative screening, com-plements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

Principal Risks of Investing in the Optimum Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks or growth stocks may underperform other segments of the equity market or the equity markets as a whole. These risks are discussed in greater detail in the section entitled "More Information About Risk."

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                                    [GRAPH]

                              1997          33.51%
                              1998          65.23%
                              1999          44.70%
                              2000         -22.18%

                          Best Quarter Worst Quarter
                             36.46%       (19.77)%
                           (12/31/98)    (12/31/00)

The Fund's performance for the six month period ending June 30, 2001 was (18.88)%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 2000 to those of the Russell 1000 Growth Index.

                                                                                 Since
                                                      1 Year                 Inception
--------------------------------------------------------------------------------------
Optimum Growth Fund (Institutional Shares)          (22.18)%                  23.09%*

Russell 1000 Growth Index***                        (22.42)%                  17.04%**

*    Since June 1, 1996
**   Since May 31, 1996
*** The Russell 1000 Growth Index is an unmanaged index and is composed of the 1000 companies with higher price-to-book ratios and higher forecasted growth values in the Russell 3000 Index. The Russell 3000 Index is com-posed of 3,000 of the largest U.S. companies by market capitalization.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.27%
Total Other Expenses                            0.67%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.32%
 Fee Waivers and Expense Reimbursements       (0.52)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $82    $255    $444     $990

    Mid Cap Value Fund


 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Investing in common stocks that the Adviser believes are undervalued in the market

 Investor Profile Investors seeking growth of capital, and who are willing to accept the risks of investing in equity securities

Investment Objective
The Mid Cap Value Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Mid Cap Value Fund
Under normal circumstances, the Mid Cap Value Fund invests at least 80% of its net assets in mid cap equity securities. The mid cap companies in which the Fund invests currently have market capitalizations in the range of $1.5 billion to $5 billion. The Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued, at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and may invest in companies of any size.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the cata-lysts necessary to realize this value.

Principal Risks of Investing in the Mid Cap Value Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that undervalued mid cap equity securities may underperform other segments of the equity market or the equity markets as a whole.

The mid and smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid and small cap companies may have limited product lines, markets and financial resources, and may depend upon a rela-tively small management group. Therefore, mid and small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                                    [GRAPH]

                              1997          27.63%
                              1998          20.52%
                              1999          34.73%
                              2000           5.84%

                          Best Quarter Worst Quarter
                             26.81%       (16.32)%
                           (12/31/99)     (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was 6.23%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 2000 to those of the Russell 1000 Value Index and the Russell Mid Cap Value Index.

                                                                                 Since
                                                    1 Year                   Inception
--------------------------------------------------------------------------------------
Mid Cap Value Fund (Institutional Shares)            5.84%                   22.52%*

Russell 1000 Value Index***                          7.01%                   16.75%**

Russell Mid Cap Value Index***                      19.18%                   14.77%**

*    Since June 1, 1996
**   Since May 31, 1996
*** The Russell 1000 Value Index is an unmanaged index and is composed of the 1,000 companies with lower price-to-book ratios and lower forecasted growth values in the Russell 3000 Index. The Russell 3000 Index is com-posed of 3,000 of the largest U.S. companies by market capitalization. The Russell Mid Cap Value Index measures the performance of medium-sized, val-ue-oriented securities.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.31%
Total Other Expenses                            0.71%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.36%
 Fee Waivers and Expense Reimbursements       (0.56)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $72    $224    $390     $871

     International Equity Fund


 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Foreign equity securities

 Share Price Volatility High

 Principal Investment Strategy Investing in a diversified portfolio of equity securities of issuers in developed foreign countries and, to a lesser extent, emerging markets

 Investor Profile Investors seeking long-term capital appreciation, who are willing to accept the risks of investing in companies located in foreign countries

Investment Objective
The International Equity Fund seeks to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities. This objective may be changed without shareholder approval.

Investment Strategy of the International Equity Fund
Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in equity securities of issuers located outside the United States. The Fund invests primarily in equity securities of larger, more estab-lished companies located in developed foreign markets, which include most na-tions in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed coun-tries and regions to capitalize on opportunities in emerging markets. Emerging market countries are countries that the World Bank or the United Nations con-siders to be emerging or developing. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global economic trends or prom-ising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sec-tors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry. The Fund will make in-vestments in companies located in emerging markets only where the Adviser be-lieves that such companies' growth/appreciation potential transcends their lo-cation or operations in emerging market countries.

Principal Risks of Investing in the International Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign coun-tries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (posi-tively or negatively) the value of a Fund's investments. These currency move-ments may happen separately from and in response to events that do not other-wise affect the value of the security in the issuer's home country. These vari-ous risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In ad-dition, the financial stability of issuers (including governments)
10
in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associ-ated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                                    [GRAPH]

                              1996          14.75%
                              1997          -4.59%
                              1998          10.13%
                              1999          53.00%
                              2000         -23.12%

                          Best Quarter   Worst Quarter
                             40.28%        (16.37)%
                            (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (15.79)%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 2000 to those of the FT/S&P-- Actuaries World Indices--World Excluding U.S. Index.

                                                                      Since
                                                    1 Year 5 Year Inception
---------------------------------------------------------------------------
International Equity Fund (Institutional Shares)  (23.12)%  7.24%   9.35%*

FT/S&P--Actuaries World Indices--World Excluding
 U.S. Index***                                    (13.89)% 41.54%  56.33%**

*   Since January 24, 1995
**  Since December 31, 1994
*** The FT/S&P--Actuaries World Indices--World Excluding U.S. Index is a widely accepted, unmanaged index of global stock market performance, including Canada, Mexico, Europe, Australia, New Zealand, South Africa and the Far East.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees
(paid directly from your investment)

Redemption Fee (as a percentage of amount
 redeemed, if applicable)*                  2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                       1.00%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.41%
Total Other Expenses                  0.81%
---------------------------------------------
Total Annual Fund Operating
 Expenses                             1.81%
 Fee Waivers and Expense
  Reimbursements                    (0.91)%**
---------------------------------------------
Net Annual Fund Operating Expenses    0.90%**

* This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See "How to Sell Your Shares" for more in-formation.
** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.90%, for the pe-riod commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $92    $287    $498    $1,108

     Total Return Bond Fund


 FUND SUMMARY

 Investment Goal Total return

 Investment Focus Investment grade fixed income securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in investment grade government and corporate fixed income securities

 Investor Profile Investors seeking total return, and who are willing to accept the risks of investing in fixed income securities of varying maturities

Investment Objective
The Total Return Bond Fund seeks to maximize the total rate of return consis-tent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

Investment Strategy of the Total Return Bond Fund
Under normal circumstances, the Total Return Bond Fund invests at least 80% of its assets in fixed income securities. The Fund invests primarily (at least 65% of its total assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, the Adviser looks for fixed income securities that of-fer relative value and potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequent-ly. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

Principal Risks of Investing in the Total Return Bond Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                                    [GRAPH]

                              1996           2.66%
                              1997           9.23%
                              1998           9.22%
                              1999          -2.57%
                              2000          12.87%

                          Best Quarter Worst Quarter
                             5.02%         (2.47)%
                           (12/31/00)     (3/31/96)

The Fund's performance for the six month period ending June 30, 2001 was 3.46%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 2000 to those of the Lehman Brothers Govt/Credit Bond Index.

                                                                            Since
                                                 1 Year     5 Year      Inception
---------------------------------------------------------------------------------
Total Return Bond Fund (Institutional Shares)    12.87%      6.14%        8.11%*

Lehman Brothers Govt/Credit Bond Index***        11.84%      6.23%        8.30%**

*    Since January 19, 1995
**   Since December 31, 1994
*** The Lehman Brothers Govt/Credit Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Trea-sury securities and investment grade corporate debt, selected as represen-tative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                       0.65%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.22%
Total Other Expenses                  0.62%
--------------------------------------------
Total Annual Fund Operating
 Expenses                             1.27%
 Fee Waivers and Expense
  Reimbursements                    (0.77)%*
--------------------------------------------
Net Annual Fund Operating Expenses    0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

     Income Fund


 FUND SUMMARY

 Investment Goal Current income, consistent with moderate risk of capital and liquidity

 Investment Focus Investment grade fixed income securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in investment grade government and corporate fixed income securities

 Investor Profile Investors seeking current income, and who are willing to accept the risks of investing in fixed income securities of varying maturities

Investment Objective
The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

Investment Strategy of the Income Fund
The Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and in-strumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund may invest up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio matu-rity in light of current market and economic conditions to provide a competi-tive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price ap-preciation.

Due to its investment strategy, the Fund may buy and sell securities frequent-ly. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

Principal Risks of Investing in the Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or divi-dends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                                    [GRAPH]

                              1996           2.51%
                              1997           9.28%
                              1998           8.46%
                              1999          -1.67%
                              2000          11.95%

                          Best Quarter Worst Quarter
                             4.50%         (2.03)%
                           (12/31/00)     (3/31/96)

The Fund's performance for the six month period ending June 30, 2001 was 3.31%.

This table compares the average annual total returns of the Fund's Institu-tional Shares for the periods ended December 31, 2000 to those of the Lehman Brothers Intermediate Govt/Credit Bond Index.

                                                                    Since
                                               1 Year  5 Year   Inception
-------------------------------------------------------------------------
Income Fund (Institutional Shares)             11.95%   5.99%     7.44%*

Lehman Brothers Intermediate Govt/Credit Bond
 Index***                                      10.10%   6.11%     7.59%**

*   Since January 16, 1995
**  Since December 31, 1994
*** The Lehman Brothers Intermediate Govt/Credit Bond Index is an unmanaged to-tal return performance benchmark composed of U.S. government agencies and U.S. Treasury securities and investment grade corporate debt, selected as representative of the market with maturities of one to ten years.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                       0.65%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.22%
Total Other Expenses                  0.62%
--------------------------------------------
Total Annual Fund Operating
 Expenses                             1.27%
 Fee Waivers and Expense
  Reimbursements                    (0.77)%*
--------------------------------------------
Net Annual Fund Operating Expenses    0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

     High Yield Fund


 FUND SUMMARY

 Investment Goal High level of current income and, secondarily, capital appreciation

 Investment Focus Non-investment grade fixed-income securities

 Share Price Volatility High

 Principal Investment Strategy Investing in non-investment grade corporate and government fixed-income securities

 Investor Profile Investors seeking a high level of current income, and who are willing to bear risks of investing in non-investment grade fixed-income securities


Investment Objective
The High Yield Fund seeks a high level of current income as its primary objec-tive, and may also consider the potential for capital appreciation as a second-ary objective, when consistent with its primary objective.

Investment Strategy of the High Yield Fund

Under normal circumstances, the High Yield Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rat-ing categories of a nationally recognized rating agency (e.g., Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Group (S&P)), or unrated securities that the Adviser believes are of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P are commonly known as "junk bonds." The Fund may invest in all types of fixed-income securities, including:

 . Senior and subordinated corporate debt obligations (such as bonds, deben-
   tures, notes and commercial paper)
 . Convertible and non-convertible corporate debt obligations
 . Custodial receipts
 . Municipal securities and obligations of the U.S. government, its agencies and instrumentalities
 . Preferred stock
 . Mortgage and other asset-backed securities

Although the Fund invests primarily in the debt obligations of domestic is-suers, it may invest up to 25% of its assets in obligations of foreign issuers (including emerging countries), including obligations of foreign corporations, banks and governments.

The Fund does not have any portfolio maturity limitation and may invest its as-sets from time to time primarily in instruments with short, medium and long ma-turities. The Fund may also purchase the securities of issuers that are in de-fault.

In selecting securities for the Fund's portfolio, the Adviser does not rely principally on the ratings agencies. It performs its own independent investment analysis of each issuer to determine its creditworthiness. In doing so, the Ad-viser considers a number of factors, including the issuer's financial and mana-gerial strength and its sensitivity to economic and market conditions as well as other factors.

Principal Risks of Investing in the High Yield Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to ac-tual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investment in foreign fixed income securities. These securities may be more volatile than other secu-rities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
There is no performance information for the Fund because it has not yet com-pleted a full calendar year of operations.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                  0.80%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                             0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses             1.43%
Fee Waivers and Expense Reimbursements        (0.63)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*

* The Fund's total operating expenses and net operating expenses are estimated based on expenses expected to be incurred. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80% for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years
-------------------
      $82    $255

More Information About Risk

Equity Risk
(Equity Fund--Optimum Growth Fund--Mid Cap Value Fund--International Equity
Fund)--Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these securities in general are sub-ject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Equity Fund--Mid Cap Value Fund)--The smaller capitalization companies in which the Funds may invest may be more vulnerable to adverse business or eco-nomic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial re-sources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Equity Fund--Optimum Growth Fund--Mid Cap Value Fund)--The medium capitaliza-tion companies that the Funds may invest in may be more vulnerable to adverse business or economic events than larger companies. In particular, these compa-nies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Fixed Income Risk
(Total Return Bond Fund--Income Fund--High Yield Fund)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitiv-ity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (Total Return Bond Fund--Income Fund--High Yield Fund)--During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to in-vest the resulting proceeds at lower interest rates.

 Credit Risk
 (Total Return Bond Fund--Income Fund--High Yield Fund)--The possibility that an issuer will be unable to make timely payments of either principal or in-terest. The Adviser performs credit analyses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser's analyses may be incomplete or incorrect.

 Extension Risk
 (Total Return Bond Fund--Income Fund--High Yield Fund)--An issuer may exer-cise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obliga-tion will decrease, and the Fund will also suffer from the inability to in-vest in higher yielding securities.

 Event Risk
 (Total Return Bond Fund--Income Fund--High Yield Fund)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Fund's multiple holdings.

 High-Yield, Lower Rated Securities Risk

 (Total Return Bond Fund--High Yield Fund--Income Fund)--High-Yield, Lower Rated Securities are subject to additional risks associated with investing in high-yield securities, including:

 . Greater risk of default or price declines due to changes in the issuer's creditworthiness.
 . A thinner and less active market which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.
 . Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

Mortgage-Backed Securities
(Total Return Bond Fund--Income Fund--High Yield Fund)--Mortgage-backed securi-ties are fixed income securities representing an interest in a pool of under-lying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the secu-rity will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Technology Risk
(Equity Fund--Optimum Growth Fund--Mid Cap Value Fund--Income Fund)--The Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the mar-ket as a whole. To the extent that the Funds invest in issuers conducting busi-ness in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition af-fecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower sell-ing cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufac-turers, and may experience difficulties in managing growth. In addition, secu-rities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund's investment in technology companies may subject it to more volatile price movements.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

Currency Risk
(All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.
 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Liquidity Risk
(High Yield Fund)--The Fund may not be able to pay redemption proceeds within the time period stated in this prospectus, because of unusual market condi-tions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, the "Adviser") acting through their respective registered investment advisory divi-sions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecticut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal sub-sidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest fi-nancial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Trustees of Excelsior Funds Trust supervises the Adviser and es-tablishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2000, the Adviser received advisory fees, as a percentage of average daily net assets, of:

Equity Fund                0.48%
Optimum Growth Fund        0.51%
Mid Cap Value Fund         0.48%
International Equity Fund  0.48%
Total Return Bond Fund     0.28%
Income Fund                0.28%
High Yield Fund            0.80%

-----
* The High Yield Fund commenced operations on October 31, 2000. The fees given are the contractual rate of advisory fees.

Portfolio Managers
Leigh H. Weiss has served as portfolio manager for the Equity Fund since Janu-ary 1996. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Mr. Weiss is primarily responsible for the day to day management of the Equity Fund's portfolio. Research, analyses, trade execu-tion and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Optimum Growth Fund and Mid Cap Value Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

Alexander R. Powers has served as portfolio manager for the Income and Total Return Bond Funds since Decem- ber 1996. Mr. Powers, a Managing Director, has been with U.S. Trust since 1996. From 1988 to 1996, Mr. Powers was the head of Taxable Fixed-Income at Chase Asset Management. Mr. Powers is primarily respon-sible for the day to day management of the Income and Total Return Bond Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Rosemary Sagar has served as portfolio manager for the International Equity Fund since December 1998. Ms. Sagar, a Managing Director, has been with U.S. Trust since 1996. From 1991 to 1996, Ms. Sagar was Senior Vice President for international equity investments for General Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily responsible for the day to day management of the International Equity Fund's portfolio. Research, analyses, trade execu-tion and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Richard B. Coons serves as the High Yield Fund's portfolio manager. Mr. Coons, a Senior Vice President, has been with U.S. Trust since June 2000. Mr. Coons has 17 years of experience in high yield analysis, trading, sales and syndica-tion. Most recently, he worked at Triton Partners LLC, where he was Director of Research for a $1.5 billion high yield management company. Prior to Triton, he held various positions at NatWest Capital Markets. At these firms, Mr. Coons was a Senior Trader in the high yield area, which also included distressed mar-kets, emerging markets, and corporate restructuring. Mr. Coons has also been a manager of high yield transactions--structuring, marketing and placing deals in excess of $500 million. In the past, Mr. Coons has worked at Goldman Sachs and Morgan Stanley where he was a senior high yield trader and founded their high yield departments. Mr. Coons is primarily responsible for the day to day man-agement of the High Yield Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

 Institutional Shares
 . No sales charge
 . No 12b-1 fees
 . No minimum initial or subsequent investment

Institutional Shares are offered only to financial institutions investing for their own or their customers' accounts. For information on how to open an ac-count and set up procedures for placing transactions call (800) 446-1012 (from overseas, call (617) 483-7297). Customers of financial institutions should con-tact their institutions for information on their accounts.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Wire
 . Telephone, or
 . Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 881-9358 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Excelsior Funds Trust" and include the name of the appropri-ate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust
ABA#011000028
DDA#99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures. Your broker or institution may charge a fee for its services, in addi-tion to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of out-standing shares of the class.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Trustees. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone, or
 . Automated Clearinghouse (ACH)

Holders of Institutional Shares may sell shares by following the procedures es-tablished when they opened their account or accounts. If you have questions, call (800) 881-9358 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

  Excelsior Funds Trust
  c/o Boston Financial Data Services, Inc.
  P.O. Box 8529
  Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell (sometimes called "re-deem") your shares on any Business Day by contacting a Fund directly by tele-phone at (800) 881-9358 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in goodorder.

A redemption fee of 2.00% of the value of the shares redeemed or exchanged will be imposed on shares of the International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fee will be charged on redemptions and exchanges involving (i) those that occur as a result of a bona fide investment policy committee deci-sion of a recognized financial institution with respect to an asset allocation program, (ii) shares acquired through the reinvestment of dividends or capital gains distributions, (iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's invest-ment subject to the plan accounts, or (iv) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Excelsior Funds as an investment vehicle. For purposes of omni-bus accounts, the redemption fee will be determined at the sub-account level.

Receiving Your Money
Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemp-tion proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Funds Trust, or for Institutional Shares of the Money or Government Money Funds of Excelsior Funds, Inc. In order to protect other shareholders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best in-terests of a Fund or its shareholders. This limitation is not intended to limit a shareholder's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by tele-phone if you previously selected the telephone exchange option on the account application.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

There is a 2.00% redemption fee on shares of the International Equity Fund ex-changed within 30 days of purchase. See "How to Sell Your Fund Shares" above for more information.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, re-demption and exchange requests for Fund shares. These requests are normally ex-ecuted at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting re-quests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the

Funds. These services may include assisting in the processing of purchase, re-demption and exchange request and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Distribution of Fund Shares
The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes its income as follows:

Equity Fund                Declared and Paid Quarterly
Mid Cap Value Equity Fund  Declared and Paid Quarterly
Optimum Growth Fund        Declared and Paid Quarterly
Income Fund                Declared Daily and Paid Monthly
Total Return Bond Fund     Declared Daily and Paid Monthly
International Equity Fund  Declared and Paid Semi-annually
High Yield  Fund           Declared Daily and Paid Monthly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

It is expected that the Funds will be subject to foreign withholding taxes with respect to dividends or interest, if any, received from sources in foreign countries. In the case of the International Equity Fund, it may make an elec-tion to treat a proportionate amount of such taxes as constituting a distribu-tion to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax lia-bility or (2) to take such amount as an itemized deduction.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statement of Additional Informa-tion.

      -----------------------------------------------------------------


Financial Highlights
The tables that follow present performance information about Institutional Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the pe-riod of a Fund's operations. Some of this information reflects financial infor-mation for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 881-9358 (from overseas, call (617) 483-797).

EQUITY FUND

                                Year Ended March 31,
                          -----------------------------------     Ten Months Ended  Year Ended
                              2001     2000     1999     1998  March 31, 1997(/1/) May 31, 1996
                          --------  -------  -------  -------  ------------------- ------------
Net Asset Value,
 Beginning of Period....  $  17.48  $ 14.96  $ 12.69  $  9.65        $  8.93          $ 7.73
                          --------  -------  -------  -------        -------          ------
Investment Operations:
 Net investment income..      0.02     0.02     0.04     0.05           0.05            0.11
 Net realized and
  unrealized gain
  (loss)................     (4.30)    3.73     2.47     4.67           0.86            1.20
                          --------  -------  -------  -------        -------          ------
 Total from Investment
  Operations............     (4.28)    3.75     2.51     4.72           0.91            1.31
                          --------  -------  -------  -------        -------          ------
Distributions:
 From net investment
  income................     (0.02)   (0.03)   (0.04)   (0.06)         (0.07)          (0.11)
 From net realized
  gains.................     (4.44)   (1.20)   (0.20)   (1.62)         (0.12)            --
                          --------  -------  -------  -------        -------          ------
 Total Distributions....     (4.46)   (1.23)   (0.24)   (1.68)         (0.19)          (0.11)
                          --------  -------  -------  -------        -------          ------
Net Asset Value, End of
 Period.................  $   8.74  $ 17.48  $ 14.96  $ 12.69        $  9.65          $ 8.93
                          ========  =======  =======  =======        =======          ======
Total Return............  (29.47)%   25.75%   20.13%   51.58%         10.22%(/2/)     17.04%
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Net Expenses...........     0.70%    0.70%    0.70%    0.70%          0.70%(/3/)      0.36%
 Gross Expenses(/4/)....     0.88%    0.90%    0.90%    0.90%          0.92%(/3/)      1.49%
 Net Investment Income..     0.16%    0.13%    0.28%    0.46%          0.70%(/3/)      1.32%
Portfolio Turnover
 Rate...................       30%      27%      37%      26%            32%(/3/)       113%
Net Assets at End of
 Period (in millions)...  $ 122.57  $211.60  $180.11  $138.33        $118.56          $23.50

------
Notes:
(1) The Fund changed its fiscal year end to March 31.
(2) Not annualized.
(3) Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


OPTIMUM GROWTH FUND

                              Year Ended March 31,
                          -------------------------------  June 1, 1996(/1/) To
                              2001    2000    1999   1998        March 31, 1997
                          --------  ------  ------ ------  --------------------
Net Asset Value,
 Beginning of Period....  $  30.83  $27.55  $16.33 $10.19         $10.00
                          --------  ------  ------ ------         ------
Investment Operations:
 Net investment income..     (0.06)  (0.05)    --    0.03           0.05
 Net realized and
  unrealized gain
  (loss)................    (12.21)   7.21   11.22   6.15           0.17
                          --------  ------  ------ ------         ------
 Total from Investment
  Operations............    (12.27)   7.16   11.22   6.18           0.22
                          --------  ------  ------ ------         ------
Distributions:
 From net investment
  income................       --      --      --   (0.04)         (0.03)
 From net realized
  gains.................     (4.57)  (3.88)    --     --             --
 In Excess of net
  realized gains........     (0.88)    --      --     --             --
                          --------  ------  ------ ------         ------
 Total Distributions....     (5.45)  (3.88)    --   (0.04)         (0.03)
                          --------  ------  ------ ------         ------
Net Asset Value, End of
 Period.................  $  13.11  $30.83  $27.55 $16.33         $10.19
                          ========  ======  ====== ======         ======
Total Return............  (45.26)%  27.66%  68.74% 60.85%          2.23%(/2/)
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Net Expenses...........     0.80%   0.80%   0.71%  0.70%          0.70%(/3/)
 Gross Expenses(/4/)....     0.95%   0.93%   0.93%  0.97%          1.11%(/3/)
 Net Investment Income..    (0.28%) (0.18%)  0.00%  0.23%          0.66%(/3/)
Portfolio Turnover
 Rate...................       46%     44%     22%    19%            20%(/3/)
Net Assets at End of
 Period (in millions)...  $  41.99  $85.89  $88.05 $51.44         $27.18

------
Notes:
(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


MID CAP VALUE FUND*

                                 Year Ended March 31,
                             -------------------------------  June 1, 1996(/1/)
                                2001    2000    1999    1998  to March 31, 1997
                             -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period.................  $ 21.32  $15.33  $16.12  $11.33       $10.00
                             -------  ------  ------  ------       ------
Investment Operations:
 Net investment income.....     0.40    0.06    0.13    0.11         0.08
 Net realized and
  unrealized gain (loss)...    (1.27)   6.34    0.52    5.59         1.31
                             -------  ------  ------  ------       ------
 Total from Investment
  Operations...............    (0.87)   6.40    0.65    5.70         1.39
                             -------  ------  ------  ------       ------
Distributions:
 From net investment
  income...................    (0.40)  (0.09)  (0.12)  (0.11)       (0.06)
 From net realized gains...    (8.08)  (0.32)  (1.32)  (0.80)         --
                             -------  ------  ------  ------       ------
 Total Distributions.......    (8.48)  (0.41)  (1.44)  (0.91)       (0.06)
                             -------  ------  ------  ------       ------
Net Asset Value, End of
 Period....................  $ 11.97  $21.32  $15.33  $16.12       $11.33
                             =======  ======  ======  ======       ======
Total Return...............  (1.99)%  41.92%   4.80%  51.67%       13.91%(/2/)
 Ratios/Supplemental Data
 Ratios to Average Net
  Assets
 Net Expenses..............    0.80%   0.80%   0.70%   0.70%        0.70%(/3/)
 Gross Expenses(/4/).......    0.96%   0.95%   0.97%   1.00%        1.12%(/3/)
 Net Investment Income.....    2.27%   0.31%   0.87%   0.81%        0.94%(/3/)
Portfolio Turnover Rate....      95%     45%     55%     51%          64%(/3/)
Net Assets at End of Period
 (in millions).............  $ 40.99  $53.98  $39.31  $34.77       $23.69

------
Notes:
* Formerly known as the Value Equity Fund.
(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


INTERNATIONAL EQUITY FUND

                               Year Ended March 31,
                          ---------------------------------     Ten Months Ended  Year Ended
                              2001     2000    1999    1998  March 31, 1997(/1/) May 31, 1996
                          --------  -------  ------  ------  ------------------- ------------
Net Asset Value,
 Beginning of Period....  $  13.78  $  8.45  $ 9.67  $ 9.03        $ 8.99          $  7.88
                          --------  -------  ------  ------        ------          -------
Investment Operations:
 Net investment income..      0.02     0.01    0.16    0.09          0.01             0.09
 Net realized and
  unrealized gain
  (loss)................     (4.39)    5.39   (0.79)   0.79          0.21             1.20
                          --------  -------  ------  ------        ------          -------
 Total from Investment
  Operations............     (4.37)    5.40   (0.63)   0.88          0.22             1.29
                          --------  -------  ------  ------        ------          -------
Distributions:
 From net investment
  income................     (0.02)   (0.03)  (0.16)  (0.07)        (0.06)           (0.12)
 In excess of net
  investment income.....        --       --      --   (0.02)        (0.03)             --
 From net realized
  gains.................     (2.46)   (0.04)  (0.30)  (0.15)        (0.09)           (0.06)
 In excess of net
  realized gains........        --       --   (0.13)     --            --              --
                          --------  -------  ------  ------        ------          -------
 Total Distributions....     (2.48)   (0.07)  (0.59)  (0.24)        (0.18)           (0.18)
                          --------  -------  ------  ------        ------          -------
Net Asset Value, End of
 Period.................  $   6.93  $ 13.78  $ 8.45  $ 9.67        $ 9.03          $  8.99
                          ========  =======  ======  ======        ======          =======
Total Return............  (36.32)%   64.29%  (6.60%)  9.90%         2.41%(/2/)      16.58%
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Net Expenses...........     0.90%    0.90%   0.90%   0.90%         0.90%(/3/)       0.60%
 Gross Expenses(/4/)....     1.41%    1.45%   1.53%   1.43%         1.49%(/3/)       2.05%
 Net Investment Income..     0.20%    0.11%   1.18%   1.05%         0.45%(/3/)       1.71%
Portfolio Turnover
 Rate...................       52%      43%    107%     52%           45%(/3/)         19%
Net Assets at End of
 Period (in millions)...  $  74.24  $124.06  $78.80  $40.44        $38.47          $ 24.52

------
Notes:
(1) The Fund changed its fiscal year end to March 31.
(2) Not annualized.
(3) Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


TOTAL RETURN BOND FUND

                               Year Ended March 31,
                          ----------------------------------     Ten Months ended  Year Ended
                             2001     2000     1999     1998  March 31, 1997(/1/) May 31, 1996
                          -------  -------  -------  -------  ------------------- ------------
Net Asset Value,
 Beginning of Period....  $  7.01  $  7.32  $  7.51  $  7.16        $  7.18          $ 7.47
                          -------  -------  -------  -------        -------          ------
Investment Operations:
 Net investment income..     0.44     0.41     0.42     0.44           0.37            0.48
 Net realized and
  unrealized gain (loss)
  on investments........     0.45    (0.31)    0.03     0.41           0.01           (0.17)
                          -------  -------  -------  -------        -------          ------
 Total from Investment
  Operations............     0.89     0.10     0.45     0.85           0.38            0.31
                          -------  -------  -------  -------        -------          ------
Distributions:
 From net investment
  income................   (0.44)    (0.41)   (0.42)   (0.44)         (0.37)          (0.48)
 From net realized
  gains.................      --       --     (0.20)   (0.06)         (0.03)          (0.12)
 In excess of net
  realized gains........      --       --     (0.02)     --             --              --
                          -------  -------  -------  -------        -------          ------
 Total Distributions....    (0.44)   (0.41)   (0.64)   (0.50)         (0.40)          (0.60)
                          -------  -------  -------  -------        -------          ------
Net Asset Value, End of
 Period.................  $  7.46  $  7.01  $  7.32  $  7.51        $  7.16          $ 7.18
                          =======  =======  =======  =======        =======          ======
Total Return............   13.19%    1.47%    6.07%   12.21%          5.29%(/2/)      4.20%
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Net Expenses...........    0.50%    0.50%    0.50%    0.50%          0.50%(/3/)      0.32%
 Gross Expenses(/4/)....    0.87%    0.88%    0.89%    0.90%          0.92%(/3/)      1.33%
 Net Investment Income..    6.27%    5.85%    5.53%    5.95%          6.08%(/3/)      6.47%
Portfolio Turnover
 Rate...................     110%     115%     234%     196%           200%(/3/)       127%
Net Assets at End of
 Period (in millions)...  $304.88  $264.67  $251.61  $167.71        $138.40          $65.02

------
Notes:
(1) The Fund changed its fiscal year end to March 31.
(2) Not annualized.
(3) Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


INCOME FUND

                              Year Ended March 31,
                          -----------------------------------     Ten Months Ended  Year Ended
                             2001        2000    1999    1998  March 31, 1997(/1/) May 31, 1996
                          -------      ------  ------  ------  ------------------- ------------
Net Asset Value,
 Beginning of Period....  $  6.66      $ 7.00  $ 7.23  $ 6.90        $ 6.99           $ 7.33
                          -------      ------  ------  ------        ------           ------
Investment Operations:
 Net investment income..     0.43        0.41    0.40    0.44          0.38             0.51
 Net realized and
  unrealized gain
  (loss)................     0.35       (0.33)   0.03    0.35         (0.01)           (0.27)
                          -------      ------  ------  ------        ------           ------
 Total from Investment
  Operations............     0.78        0.08    0.43    0.79          0.37             0.24
                          -------      ------  ------  ------        ------           ------
Distributions:
 From net investment
  income................    (0.43)      (0.41)  (0.41)  (0.44)        (0.38)           (0.51)
 In excess of net
  investment income.....      -- (/2/)    --      --      --            --               --
 From net realized
  gains.................      --          --    (0.25)  (0.02)        (0.08)           (0.07)
 In excess of net
  realized gains........      --        (0.01)    --      --            --               --
                          -------      ------  ------  ------        ------           ------
 Total Distributions....    (0.43)      (0.42)  (0.66)  (0.46)        (0.46)           (0.58)
                          -------      ------  ------  ------        ------           ------
Net Asset Value, End of
 Period.................  $  7.01      $ 6.66  $ 7.00  $ 7.23        $ 6.90           $ 6.99
                          =======      ======  ======  ======        ======           ======
Total Return............   12.18%       1.16%   5.94%  11.78%         5.39%(/3/)       3.18%
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Net Expenses...........    0.50%       0.50%   0.50%   0.50%         0.50%(/4/)       0.26%
 Gross Expenses(/5/)....    0.87%       0.90%   0.91%   0.91%         0.96%(/4/)       1.35%
 Net Investment Income..    6.49%       6.08%   5.57%   6.14%         6.50%(/4/)       6.99%
Portfolio Turnover
 Rate...................     119%        125%    196%    190%          107%(/4/)         67%
Net Assets at End of
 Period (in millions)...  $107.19      $99.21  $67.24  $61.38        $51.08           $24.01

------
Notes:
(1) The Fund changed its fiscal year end to March 31.
(2) Amount represents less than $0.01 per share.
(3) Not annualized.
(4) Annualized.
(5) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

      -----------------------------------------------------------------


HIGH YIELD FUND

                                                       October 31, 2000(/1/) to
                                                                 March 31, 2001
                                                       ------------------------
Net Asset Value, Beginning of Period..................          $ 7.00
                                                                ------
Investment Operations:
 Net investment income................................            0.28
 Net realized and unrealized gain (loss) on
  investments.........................................            0.26
                                                                ------
 Total from Investment Operations.....................            0.54
                                                                ------
Distributions:
 From net investment income...........................           (0.28)
 From net realized gains..............................             --
                                                                ------
 Total Distributions..................................           (0.28)
                                                                ------
Net Asset Value, End of Period........................           $7.26
                                                                ======
Total Return..........................................           7.88%(/2/)
Ratios/Supplemental Data
Ratios to Average Net Assets
 Net Expenses.........................................           0.80%(/3/)
 Gross Expenses(/4/)..................................           1.22%(/3/)
 Net Investment Income................................           9.63%(/3/)
Portfolio Turnover Rate...............................            169%(/3/)
Net Assets at End of Period (in millions).............          $17.86

------
(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the investment adviser and administrators.

Excelsior Institutional Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statements of Additional Information (SAIs)
The SAIs dated August 1, 2001 include detailed information about Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by refer-ence into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 881-9358 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds Trust, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may re-quest documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Wash-ington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds Trust's Investment Company Act registration number is 811-8490.

[GRAPHIC]

Excelsior Domestic Equity Funds

Prospectus

August 1, 2001
(as revised August 27, 2001)

Excelsior Funds, Inc.
Excelsior Funds Trust

Blended Equity Fund
Large Cap Growth Fund
Optimum Growth Fund
Small Cap Fund
Value and Restructuring Fund
Mid Cap Value Fund
Energy and Natural Resources Fund
Real Estate Fund
Technology Fund
Biotechnology Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Funds, Inc. and Excelsior Funds Trust (formerly known as Excelsior Institutional Trust) are mutual fund families that offer shares in separate in-vestment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important information about the Blended Equi-ty, Large Cap Growth, Small Cap, Value and Restructuring, Energy and Natural Resources, Real Estate, Technology and Biotechnology Funds of Excelsior Funds, Inc. and the Optimum Growth and Mid Cap Value (formerly known as the Value Eq-uity Fund) Funds of Excelsior Funds Trust (each, a Fund) that you should know before investing. The Optimum Growth and Mid Cap Value Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Blended Equity Fund..................................................          4
Large Cap Growth Fund................................................          6
Optimum Growth Fund..................................................          8
Small Cap Fund.......................................................         10
Value And Restructuring Fund.........................................         12
Mid Cap Value Fund...................................................         14
Energy And Natural Resources Fund....................................         16
Real Estate Fund.....................................................         18
Technology Fund......................................................         20
Biotechnology Fund...................................................         22
More Information About Risk..........................................         24
More Information About Fund Investments..............................         25
Investment Adviser...................................................         25
Portfolio Managers...................................................         26
Purchasing, Selling And Exchanging Fund Shares.......................         27
Distribution Of Fund Shares..........................................         29
Dividends And Distributions..........................................         29
Taxes................................................................         30
Financial Highlights.................................................         31
How to Obtain More Information About Excelsior Funds................. Back Cover

      -------------------------------------------------------------

Introduction -- Risk/Return
Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy:
The Adviser manages each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental invest-ment strategies, value and growth. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual compa-nies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

  Value:
  This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such val-ues may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in as-sessing, comparing and judging the worth of companies, particularly in com-parison to the price the markets place on such companies' shares.

  Growth:
  This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to domi-nate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advan-tage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-av-erage capital appreciation over the long-term.

  Themes:
  To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends arising from time to time from eco-nomic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable it to identify companies that are currently or will soon benefit from these trends.

      Blended Equity Fund
      -----------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks that the Adviser believes are undervalued in the market

 Investor Profile Investors seeking growth of capital, and who are willing to accept the risks of investing in equity securities

Investment Objective
The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good long-term values not currently recognized in the market prices of their securities.

Investment Strategy of the Blended Equity Fund
Under normal circumstances, the Blended Equity Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in large capitalization (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser gen-erally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are posi-tioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience ac-celerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large cap-italization U.S. companies designed to complement the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

Principal Risks of Investing in the Blended Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                              1991          34.98
                              1992          16.56
                              1993          16.34
                              1994           0.22
                              1995          28.93
                              1996          19.88
                              1997          29.73
                              1998          28.70
                              1999          22.74
                              2000          -8.13

 Best Quarter Worst Quarter
    22.44%       (12.14)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (10.09)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                                 5     10
                                                     1 Year  Years  Years
-------------------------------------------------------------------------
Blended Equity Fund                                 (8.13)% 17.69% 18.20%
Standard & Poor's 500 Composite Stock Price Index*  (9.11)% 18.33% 17.45%

* The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                               0.75%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                          0.63%
------------------------------------------------------
Total Annual Fund Operating
 Expenses                                     1.38%
 Fee Waivers and Expense Reimbursements       (0.33)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses           1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Large Cap Growth Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Superior, long-term capital appreciation

 Investment Focus Common stocks of large U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks of large companies that the Adviser believes have above-average growth prospects

 Investor Profile Investors seeking total return, and who are willing to accept the risks of investing in equity securities of larger companies

Investment Objective
The Large Cap Growth Fund seeks superior, long-term capital appreciation. The Fund invests in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval.

Investment Strategy of the Large Cap Growth Fund
Under normal circumstances, the Large Cap Growth Fund invests at least 80% of its assets in common stocks of large U.S. companies. The large cap companies in which the Fund invests currently have market capitalizations over $5 billion. The Adviser focuses on those companies that it believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in com-panies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or bene-fit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks of Investing in the Large Cap Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                1998      67.04
                                1999      47.47
                                2000     -19.73

 Best Quarter Worst Quarter
    39.37%       (20.32)%
  (12/31/98)    (12/31/00)

The Fund's performance for the six month period ending June 30, 2001 was (22.01)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Russell 1000 Growth Index.

                                                                                        Since
                                              1 Year                                Inception
---------------------------------------------------------------------------------------------
Large Cap Growth Fund                        (19.73)%                                23.86%*


Russell 1000 Growth Index***                 (22.42)%                                13.91%**

  * Since October 1, 1997
 ** Since September 30, 1997
*** The Russell 1000 Growth Index is an unmanaged index composed of those Rus-sell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index which is composed of 3,000 of the largest U.S. companies by market capitalization.
What is an Index?

An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.75%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.25%
Total Other Expenses                            0.65%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.40%
 Fee Waivers and Expense Reimbursements       (0.35)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Optimum Growth Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Superior, risk-adjusted total return

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks that the Adviser believes have strong growth prospects

 Investor Profile Investors seeking total return, and who are willing to accept the risks of investing in equity securities

Investment Objective
The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

Investment Strategy of the Optimum Growth Fund
The Optimum Growth Fund invests primarily (at least 65% of its assets) in com-mon stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

Principal Risks of Investing in the Optimum Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks or growth stocks may underperform other segments of the equity market or the equity markets as a whole.

These risks are discussed in greater detail in the section entitled "More Information About Risk."

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.


                                    [GRAPH]

                                1997      33.08
                                1998      64.66
                                1999      44.26
                                2000     -22.36

 Best Quarter Worst Quarter
    36.33%       (19.82)%
  (12/31/98)    (12/31/00)

The Fund's performance for the six month period ending June 30, 2001 was (18.96)%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2000 to those of the Russell 1000 Growth Index.

                                                                                     Since
                                             1 Year                              Inception
------------------------------------------------------------------------------------------
Optimum Growth Fund (Shares)                (22.36)%                              22.73%*
Russell 1000 Growth Index***                (22.42)%                              17.04%**

  * Since June 1, 1996
 ** Since May 31, 1996
*** The Russell 1000 Growth Index is an unmanaged index composed of those Rus-sell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index which is composed of 3,000 of the largest U.S. companies by market capitalization.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Distribution (12b-1) Fees                           0
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.27%
Total Other Expenses                            0.67%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.32%
 Fee Waivers and Expense Reimbursements       (0.27)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Small Cap Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Capital appreciation

 Investment Focus Equity securities of small cap U.S. issuers

 Share Price Volatility High

 Principal Investment Strategy Investing in equity securities of smaller companies that are expected to achieve substantial long-term earnings growth

 Investor Profile Investors seeking capital appreciation, and who are willing to tolerate the risks of investing in smaller companies

Investment Objective
The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

Investment Strategy of the Small Cap Fund
Under normal circumstances, the Small Cap Fund invests at least 80% of its as-sets in equity securities of smaller U.S.-based companies. The small cap compa-nies in which the Fund invests currently have market capitalizations of $1.5 billion or less. These companies tend to be in the early stages of development and the Adviser believes they have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up invest-ment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also con-siders, to a lesser degree, larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

Principal Risks of Investing in the Small Cap Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of se-curities issued by such companies may suffer a decline in response. These fac-tors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                1993      27.91
                                1994       5.30
                                1995      22.81
                                1996      -2.30
                                1997      14.21
                                1998     -12.38
                                1999      29.71
                                2000      -0.92

 Best Quarter Worst Quarter
    25.80%       (24.77)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (3.85)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Russell 2000 Index.

                                                                                            Since
                                 1 Year                     5 Years                     Inception
-------------------------------------------------------------------------------------------------
Small Cap Fund                  (0.92)%                      4.67%                        9.58%*
Russell 2000 Index**            (3.02)%                     10.32%                       11.85%*

* Since December 31, 1992
** The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is com-posed of 3,000 of the largest U.S. companies by market capitalization.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
  Administrative Servicing Fee          0.40%
  Other Operating Expenses              0.29%
Total Other Expenses                            0.69%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.29%
 Fee Waivers and Expense Reimbursements       (0.24)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Value and Restructuring Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Investing in common stocks of companies which the Adviser believes are undervalued by the market and whose share price are expected to benefit from the value created through restructuring or industry consolidation

 Investor Profile Investors seeking long-term capital appreciation, and who are willing to bear the risks of investing in equity securities

Investment Objective
The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which will benefit from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able.

Investment Strategy of the Value and Restructuring Fund
The Value and Restructuring Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where re-structuring activities, such as consolidations, outsourcing, spin-offs or reor-ganizations, will offer significant value to the issuer and increase its in-vestment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks of Investing in the Value and Restructuring Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, small and medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                1993     39.95
                                1994      2.60
                                1995     38.80
                                1996     25.05
                                1997     33.56
                                1998     10.32
                                1999     41.97
                                2000      7.21

 Best Quarter Worst Quarter
    28.03%       (20.46)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (1.49)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Russell 1000 Value Index.

                                          1                      5                     Since
                                       Year                  Years                 Inception
--------------------------------------------------------------------------------------------
Value and Restructuring Fund          7.21%                 22.91%                  24.00%*
Russell 1000 Value Index**            7.01%                 16.91%                  16.98%*

 * Since December 31, 1992
** The Russell 1000 Value Index is an unmanaged index composed of the 1,000 companies with lower price-to-book ratios and lower forecasted growth values in the Russell 3000 Index. The Russell 3000 Index is composed of the 3,000 of the largest U.S. companies by market capitalization.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.27%
Total Other Expenses                            0.67%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.27%
 Fee Waivers and Expense Reimbursements       (0.22)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Mid Cap Value Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Common stocks of U.S. companies

 Share Price Volatility High

 Principal Investment Strategy Investing in common stocks that the Adviser believes are undervalued by the market

 Investor Profile Investors seeking growth of capital, and who are willing to accept the risks of investing in equity securities

Investment Objective
The Mid Cap Value Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Mid Cap Value Fund
Under normal circumstances, the Mid Cap Value Fund invests at least 80% of its net assets in mid cap equity securities. The mid cap companies in which the Fund invests currently have market capitalizations in the range of $1.5 billion and $5 billion. The Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

Principal Risks of Investing in the Mid Cap Value Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that its undervalued mid cap equity securities may underperform other segments of the equity market or the equity markets as a whole.

The mid and smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid and small cap companies may have limited product lines, markets and financial resources, and may depend upon a rela-tively small management group. Therefore, mid and small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's shares from year to year.



                                    [GRAPH]

                                1997     27.31
                                1998     20.11
                                1999     34.44
                                2000      5.59

 Best Quarter Worst Quarter
    26.76%       (16.39)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was 6.18%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2000 to those of the Russell 1000 Value Index and the Russell Mid Cap Value Index.


                                            Since
                                 1 Year Inception
-------------------------------------------------
Mid Cap Value Fund (Shares)       5.59%  22.24%*
Russell 1000 Value Index***       7.01%  16.75%**
Russell Mid Cap Value Index ***  19.18%  14.77%**

* Since June 1, 1996

** Since May 31, 1996
*** The Russell 1000 Value Index is an unmanaged index and is composed of the 1,000 companies with lower price-to-book ratios and lower forecasted growth values in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell Mid Cap Value Index measures the performance of medium-sized, value-ori-ented securities. The Indexes are unmanaged and do not reflect any fees or expenses.
What is an Index?

An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Distribution (12b-1) Fees                           0
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.31%
Total Other Expenses                            0.71%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.36%
 Fee Waivers and Expense Reimbursements       (0.31)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Energy and Natural Resources Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Long-term capital appreciation

 Investment Focus Equity securities of U.S. and foreign energy and natural resources companies

 Share Price Volatility High

 Principal Investment Strategy Investing in equity securities of U.S. and foreign issuers engaged in the energy and natural resources groups of industries

 Investor Profile Investors seeking long-term growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of energy and natural resources companies

Investment Objective
The Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural re-sources groups of industries. The Fund may also invest, to a more limited ex-tent, in gold and other precious metal bullion and coins.

Investment Strategy of the Energy and Natural Resources Fund
Under normal circumstances, the Energy and Natural Resources Fund invests at least 80% of its assets in equity securities of U.S. and, to a lesser extent, foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish energy and natural resource supplies and services to these companies. In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recog-nized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

Principal Risks of Investing in the Energy and Natural Resources Fund
The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, ad-verse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and po-litical events (such as coups or military confrontations) can affect the over-all supply of a natural resource and thereby the value of companies involved in such natural resource.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller

      -------------------------------------------------------------

capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                1993     14.69
                                1994     -2.70
                                1995     20.11
                                1996     38.38
                                1997     18.31
                                1998    -15.87
                                1999     27.40
                                2000     42.37

 Best Quarter Worst Quarter
    21.22%       (13.83)%
  (3/31/00)     (9/30/98)

The Fund's performance for the six month period ending June 30, 2001 was (9.38)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                                  5     Since
                                                      1 Year  Years Inception
-----------------------------------------------------------------------------
Energy and Natural Resources Fund                     42.37% 20.08%  16.30%*

Standard & Poor's 500 Composite Stock Price Index**  (9.11)% 18.33%  17.19%*

*   Since December 31, 1992
** The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. Stock market performance.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.34%
Total Other Expenses                            0.74%
------------------------------------------------------
Total Annual Fund Operating
 Expenses                                       1.34%
 Fee Waivers and Expense Reimbursements       (0.09)%*
------------------------------------------------------
 Net Annual Fund Operating
  Expenses                                      1.25%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.25%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

      1                     10
     Year 3 Years 5 Years Years
--------------------------------
     $127  $397    $686   $1,511

      Real Estate Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Current income and long-term capital appreciation

 Investment Focus Equity securities of companies engaged in the real estate business

 Share Price Volatility High

 Principal Investment Strategy Investing in equity securities of real estate investment trusts (REITs) and other issuers engaged in the real estate industry

 Investor Profile Investors seeking current income and long-term growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of real estate issuers

Investment Objective
The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally en-gaged in the real estate business. This objective may be changed without share-holder approval.

Investment Strategy of the Real Estate Fund
Under normal circumstances, the Real Estate Fund invests at least 80% of its assets in REITs and other publicly-traded equity securities of U.S. and, to a lesser extent, foreign companies engaged in the real estate industry. REITs pool investors' funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. REITs gener-ally are income producing investments. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to iden-tify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to under-lying real estate values.

Principal Risks of Investing in the Real Estate Fund
The Fund is subject to the risk that the securities of issuers in the real es-tate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concen-trated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or in-creased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally en-gaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

      -------------------------------------------------------------


The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the Fund's performance from year to year.



                                    [GRAPH]

                                1998     -13.55%
                                1999      -7.30%
                                2000      27.58%

 Best Quarter Worst Quarter
    10.79%       (10.55)%
  (6/30/99)     (9/30/99)

The Fund's performance for the six month period ending June 30, 2001 was 9.07%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Morgan Stanley REIT Index and the Stan-dard & Poor's 500 Composite Stock Price Index.

                                        Since
                             1 Year Inception
---------------------------------------------
Real Estate Fund             27.58%   1.72%*
Morgan Stanley REIT
 Index***                    27.45%   1.53%**
Standard & Poor's 500
 Composite Stock Price
 Index***                   (9.11)%  12.24%**


* Since October 1, 1997
** Since September 30, 1997
*** The Morgan Stanley REIT Index is a unmanaged capitalization-weighted index composed of the largest and most actively traded REITs designed to provide a broad measure of real estate equity performance. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 1.00%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.29%
Total Other Expenses                            0.69%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.69%
 Fee Waivers and Expense Reimbursements       (0.49)%*
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.20%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.20%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

      1                     10
     Year 3 Years 5 Years Years
--------------------------------
     $122  $381    $660   $1,455

      Technology Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Superior long-term growth of capital

 Investment Focus Common stocks of technology companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks of companies expected to benefit from the development, advancement and use of technology

 Investor Profile Investors seeking long-term growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of technology companies

Investment Objective
The Technology Fund seeks superior, long-term growth of capital. This objective may be changed without shareholder approval.

Investment Strategy of the Technology Fund
Under normal circumstances, the Fund seeks to achieve its objective by invest-ing at least 80% of its assets in companies engaged in the innovation, develop-ment or advancement of technology. The Adviser focuses on technology companies whose long-term growth prospects, in the Adviser's opinion, appear to exceed the overall market. These companies may be in a variety of industries, and may include computer hardware, software, electronic components and systems, tele-communications, internet, biotechnology, media and information services compa-nies or other companies that use technology extensively in the development of new or improved products or processes. Under normal market conditions, the Technology Fund invests at least 65% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies. The Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify technology companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-av-erage earnings growth.

The Fund seeks capital appreciation as its principal investment strategy.

Principal Risks of Investing in the Technology Fund
The Fund is subject to the risk that the securities of issuers engaged in the technology sector of the economy that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same tech-nology market sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology compa-nies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, the Fund's investment in technol-ogy companies may subject it to more volatile price movements than a less con-centrated securities portfolio.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be

      -------------------------------------------------------------

negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These stocks may be more volatile than other equity securities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
There is no performance information for the Technology Fund because the Fund does not have a full calendar year of operations.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                  1.00%
Other Expenses
 Administrative Servicing Fee           0.25%
 Other Operating Expenses               0.25%
Total Other Expenses                             0.50%
-------------------------------------------------------
Total Annual Fund Operating
 Expenses                                        1.50%
 Fee Waivers and Expense Reimbursements       (0.25)%*
-------------------------------------------------------
 Net Annual Fund Operating
  Expenses                                       1.25%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.25%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs and returns might be different, your approxi-mate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 years 10 years
------------------------------------
      $127   $397    $686    $1,511

      Biotechnology Fund
      -----------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Superior, long-term capital appreciation

 Investment Focus Common stocks of biotechnology companies

 Share Price Volatility High

 Principal Investment Strategy Invests in common stocks of companies principally engaged in the research, development and manufacture of various biotechnological products, services and processes

 Investor Profile Investors seeking capital appreciation, and who are willing to accept the risks of investing in a portfolio of biotechnology companies

Investment Objective
The Biotechnology Fund seeks superior, long-term capital appreciation.

Investment Strategy of the Biotechnology Fund
Under normal circumstances, the Fund seeks to achieve its objective by invest-ing at least 80% of its assets in equity securities of U.S., and to a lesser extent, foreign companies principally engaged in the research, development and manufacture of various biotechnological products, services and processes, and whose long-term growth prospects, in the Adviser's opinion, appear to exceed the overall market. For example, the Fund may invest in companies involved with developments and applications in such areas as human health care, pharmaceuti-cals, agriculture, chemicals, medicine/surgery and industrial-oriented compa-nies. In addition, investments may include securities of companies that: manu-facture biotechnological and biomedical products, including devices and instru-ments; provide biotechnological processes or services; provide scientific and technological advances in biotechnology; and develop new or experimental tech-nologies, such as genetic engineering. The Fund may also invest in securities of companies that distribute biotechnological and biomedical products, includ-ing devices and instruments, and companies that benefit significantly from sci-entific and technological advances in biotechnology.

The Fund may invest in companies of any size, including small, high-growth companies and medium size companies.

In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify biotechnology companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Principal Risks of Investing in the Biotechnology Fund
Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent com-mercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based on speculation and ex-pectations about future products, research progress and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

The Fund is subject to the risk that the securities of issuers engaged in the biotechnology sector of the economy that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnol-ogy sector, the

      -------------------------------------------------------------


Fund is subject to adverse market conditions affecting that sector, such as pa-tent considerations, intense competition and/or rapid technological change and obsolescence affecting that sector. The biotechnology sector also is subject to extensive government regulatory requirements, regulatory approval for new drugs and medical products, product liability and similar matters. As these factors impact the biotechnology sector, the value of securities of biotechnology com-panies may experience dramatic price movements that have little or no basis in fundamental economic conditions. In addition, biotechnology companies can have persistent losses during a new product's transition from development to produc-tion, and revenue patterns can be erratic. As a result, the Fund's investment in biotechnology companies may subject it to more volatile price movements than an investment in a more diversified securities portfolio.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These stocks may be more volatile than other equity securities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

Performance Information
There is no performance information for the Fund because it has not yet com-pleted a full calendar year of operations.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 1.00%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.25%
Total Other Expenses                            0.65%
-----------------------------------------------------
Total Annual Fund Operating Expenses            1.65%
 Fee Waivers and Expense Reimbursements       (0.40)%
-----------------------------------------------------
Net Annual Fund Operating Expenses             1.25%*

* The Fund's total annual fund operating expenses and net annual fund operating expenses are estimated based on expenses expected to be incurred in the cur-rent fiscal year. The Adviser has contractually agreed, for the period com-mencing on the date of this prospectus and ending March 31, 2002, to keep to-tal operating expenses from exceeding 1.25%. For more information about fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs and returns might be different, your approxi-mate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $127   $397    $686    $1,511

      -------------------------------------------------------------

More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity secu-rities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these types of equity se-curities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securi-ties, such as warrants or convertible debt, is also affected by prevailing in-terest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restruc-turing Fund, Mid Cap Value Fund, Energy and Natural Resources Fund, Technology Fund and Biotechnology Fund)--The smaller capitalization companies in which the Funds may invest, which generally have market capitalizations up to $1.5 bil-lion, may be more vulnerable to adverse business or economic events than larg-er, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more vol-atile than those of larger companies.

Mid Cap Risk
(Blended Equity Fund, Optimum Growth Fund, Value and Restructuring Fund, Mid Cap Value Fund, Energy and Natural Resources Fund, Technology Fund and Biotech-nology Fund)--The medium capitalization companies in which the Funds may in-vest, which generally have market capitalizations between $1.5 billion and $5 billion, in may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Mortgage-Backed Securities
(Real Estate Fund)--Mortgage-backed securities are fixed income securities rep-resenting an interest in a pool of underlying mortgage loans. They are sensi-tive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage- backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Technology Risk
(Blended Equity Fund, Large Cap Growth Fund, Optimum Growth Fund, Small Cap Fund, Value and Restructuring Fund, Mid Cap Value Fund, Technology Fund and Biotechnology Fund)--The Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For exam-ple, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be depen-dent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic condi-tions. As a result, a Fund's investment in technology companies may subject it to more volatile price movements.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to do-

      -------------------------------------------------------------

mestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign secu-rities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities com-prising the portfolio.

 Currency Risk
 (All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.

 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statements of Additional Information.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, the "Adviser"), acting through their respective registered investment advisory di-visions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecti-cut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Con-necticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal sub-sidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest fi-nancial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

      -------------------------------------------------------------

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervise the Adviser and establish policies that the Ad-viser must follow in its management activities.

For the fiscal year ended March 31, 2000, the Adviser received advisory fees, as a percentage of average daily net assets, of:

Blended Equity Fund                0.69%*
Large Cap Growth Fund              0.68%
Optimum Growth Fund                0.50%
Small Cap Fund                     0.45%
Value and Restructuring Fund       0.54%
Mid Cap Value Fund                 0.48%
Energy and Natural Resources Fund  0.55%
Real Estate Fund                   0.84%
Technology Fund                    1.00%
Biotechnology Fund                 1.00%**

-----
* The investment advisory fee for this Fund was reduced as of August 1, 2000 from a flat fee of 0.75% of average daily net assets to the following: 0.75% of average daily net assets of the first $1 billion of assets; 0.70% of the next $500 million of average daily net assets; and 0.65% of average daily net assets over $1.5 billion.
** The Biotechnology Fund commenced operations on December 31, 2000. The fee given is the contractual rate of advisory fees.

Portfolio Managers
Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfo-lio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1980. Mr. Weiss and Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a signif-icant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund's portfolio manager since its inception. Mr. Williams, a Managing Director and Senior Port-folio Manager, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio man-agement and performance.

All investment decisions for the Large Cap Growth Fund, Optimum Growth Fund, Small Cap Fund, Mid Cap Value Fund and the Technology Fund are made by a com-mittee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfo-lio manager since 1995. Mr. Hoover, a Managing Director and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Re-search, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Maria L. Brisbane, CFA, and John F. Lafferty, CFA, serve as the Biotechnology Fund's portfolio co-managers. Ms. Brisbane, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 1994. Mr. Lafferty, a Senior Vice President and healthcare industry analyst with U.S. Trust, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Lafferty was a Vice President and healthcare industry analyst with J.P. Morgan & Co. Ms. Brisbane and Mr. Lafferty are primarily responsible for the day-to-day management of the Fund's portfolio. Research, analyses, trade execution and other facilities pro-vided by U.S. Trust and other personnel also play a significant role in portfo-lio management and performance.

      -------------------------------------------------------------

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire
 . Automatic Investment Program, or
 . Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic invest-ment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot ac-cept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instruc-tions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust
ABA # 011000028
DDA # 99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of out-standing shares of the class.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors and the Board of Trustees, as the case may be. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

      -------------------------------------------------------------

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone
 . Systematic Withdrawal Plan, or
 . Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 8529
Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

      -------------------------------------------------------------

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in our Statement of Additional Informa-tion.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% (0.25% in the case of the Technology Fund) of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Distribution of Fund Shares
The Optimum Growth and Mid Cap Value Funds have adopted a distribution plan that allows shares of the Funds to pay distribution fees for the sale and dis-tribution of their shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding shares. Howev-er, fees are not currently being paid under the distribution plan. If the dis-tribution plan is ever implemented, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of a Fund's assets continuously.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes dividends from its income quarterly.

      -------------------------------------------------------------

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-quali-fied plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statements of Additional Informa-tion.

      -----------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statements of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).

BLENDED EQUITY FUND

                                             Year Ended March 31,
                                   --------------------------------------------
                                       2001     2000     1999     1998     1997
                                   --------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................  $  50.63  $ 42.51  $ 36.12  $ 25.81  $ 24.43
                                   --------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income...........      0.01     0.03     0.11     0.16     0.18
 Net Gains (Losses) on
  Investments and Options (both
  realized and unrealized).......    (13.31)    9.54     6.90    12.59     2.50
                                   --------  -------  -------  -------  -------
 Total From Investment
  Operations.....................    (13.30)    9.57     7.01    12.75     2.68
                                   --------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income.........................     (0.01)   (0.06)   (0.13)   (0.16)   (0.14)
 Distributions From Net Realized
  Gain on Investments and
  Options........................     (1.33)   (1.34)   (0.49)   (2.28)   (1.16)
 Distributions in Excess of Net
  Realized Gain on Investments
  and Options....................      0.00     0.00     0.00    (0.05)    0.00
                                   --------  -------  -------  -------  -------
 Total Distributions.............     (1.34)   (1.45)   (0.62)   (2.44)   (1.30)
                                   --------  -------  -------  -------  -------
Net Asset Value, End of Year.....  $  35.99  $ 50.63  $ 42.51  $ 36.12  $ 25.81
                                   ========  =======  =======  =======  =======
Total Return.....................  (26.72)%   22.90%   19.65%   50.82%   11.09%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................  $ 724.18  $993.41  $720.27  $594.91  $306.99
 Ratio of Net Operating Expenses
  to Average Net Assets..........     0.99%    0.97%    0.95%    0.99%    1.01%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ .....................     1.06%    1.02%    1.01%    1.06%    1.06%
 Ratio of Net Investment Income
  to Average Net Assets..........     0.03%    0.08%    0.29%    0.55%    0.71%
 Portfolio Turnover Rate.........       36%    24.0%    20.0%    28.0%    39.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

LARGE CAP GROWTH FUND

                                     Year Ended March 31,
                                   --------------------------       Period Ended
                                       2001     2000     1999  March 31, 1998/1/
                                   --------  -------  -------  -----------------
Net Asset Value, Beginning of
 Period..........................  $  18.98  $ 14.30  $  8.51       $  7.00
                                   --------  -------  -------       -------
Income From Investment Operations
 Net Investment Income (Loss)....     (0.08)   (0.06)   (0.03)         0.00
 Net Gains (Losses) on
  Investments and Options (both
  realized and unrealized).......     (8.84)    4.74     5.82          1.51
                                   --------  -------  -------       -------
Total From Investment
 Operations......................     (8.92)    4.68     5.79          1.51
                                   --------  -------  -------       -------
Net Asset Value, End of Period...  $  10.06  $ 18.98  $ 14.30       $  8.51
                                   ========  =======  =======       =======
Total Return.....................  (47.00)%   32.73%   68.04%        21.57%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................  $ 277.50  $498.31  $251.55       $ 47.53
 Ratio of Net Operating Expenses
  to Average Net Assets..........     1.01%    1.01%    1.04%         1.05%/3/
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/4/ .....................     1.08%    1.07%    1.08%         1.20%/3/
 Ratio of Net Investment Income
  (Loss) to Average Net Assets...   (0.50)%  (0.48)%  (0.53)%       (0.16)%/3/
 Portfolio Turnover Rate.........       20%      20%       4%           12%/3/

------
Notes:
1.  Commenced operations on October 1, 1997.
2.  Not annualized.
3.  Annualized.
4. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

OPTIMUM GROWTH FUND

                                Year Ended March 31,
                          -----------------------------------       Period Ended
                              2001     2000     1999     1998  March 31, 1997/1/
                          --------  -------  -------  -------  -----------------
Net Asset Value,
 Beginning of Period....  $  30.57  $ 27.40  $ 16.31  $ 10.18       $ 9.87
                          --------  -------  -------  -------       ------
Income From Investment
 Operations:
 Net Investment Income..     (0.10)   (0.11)   (0.06)   (0.01)        0.02
 Net Gains (Losses) on
  Investments and
  Options (both realized
  and unrealized).......    (12.08)    7.16    11.15     6.15         0.31
                          --------  -------  -------  -------       ------
Total From Investment
 Operations.............    (12.18)    7.05    11.09     6.14         0.33
                          --------  -------  -------  -------       ------
Less Distributions:
 Dividends From Net
  Investment Income.....      0.00     0.00     0.00    (0.01)       (0.02)
 Distributions From Net
  Realized Gains on
  Investments and
  Options...............  $  (4.75) $ (3.88)    0.00     0.00         0.00
 Distributions In Excess
  of Net Realized Gains
  on Investments and
  Options...............     (0.70)    0.00     0.00     0.00         0.00
                          --------  -------  -------  -------       ------
Total Distributions.....     (5.45)   (3.88)    0.00    (0.01)       (0.02)
                          --------  -------  -------  -------       ------
Net Asset Value, End of
 Period.................  $  12.94  $ 30.57  $ 27.40  $ 16.31       $10.18
                          ========  =======  =======  =======       ======
Total Return............  (45.34)%   27.40%   68.00%   60.41%        3.31%/2/
Ratios/Supplemental Data
 Net Assets at end of
  Period (in millions)..  $  13.25  $ 21.97  $ 12.41  $  6.60       $ 3.36
 Ratio of Net Operating
  Expenses to Average
  Net Assets............     1.05%    1.05%    1.05%    1.05%        1.05%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/4/ ............     1.20%    1.18%    1.26%    1.32%        1.47%/3/
 Ratio of Net Investment
  Income (Loss) to
  Average Net Assets....   (0.53)%  (0.43)%  (0.34)%  (0.12)%        0.33%/3/
 Portfolio Turnover.....       46%      44%      22%      19%          20%/3/

------
Notes:
1. Commenced operations on June 1, 1996.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

SMALL CAP FUND

                                          Year Ended March 31,
                               ------------------------------------------------
                                   2001     2000        1999     1998      1997
                               --------  -------    --------  -------  --------
Net Asset Value, Beginning of
 Year........................  $  15.39  $  9.27    $  11.95  $  8.83  $  10.78
                               --------  -------    --------  -------  --------
Income From Investment
 Operations
 Net Investment Income
  (Loss).....................      0.07     0.00/1/     0.00    (0.01)    (0.03)
 Net Gains (Losses) on
  Investments and Options
  (both realized
  and unrealized)............     (4.41)    0.00       (2.56)    3.13     (1.43)
                               --------  -------    --------  -------  --------
Total From Investment
 Operations..................     (4.34)    6.12       (2.56)    3.12     (1.46)
                               --------  -------    --------  -------  --------
Less Distributions
 Dividends From Net
  Investment Income..........     (0.07)    0.00        0.00     0.00      0.00
 Distributions From Net
  Realized Gain on
  Investments and Options....      0.00     0.00       (0.12)    0.00     (0.10)
 Distributions in Excess of
  Net Realized Gain on
  Investments and Options....     (0.92)    0.00        0.00     0.00     (0.39)
                               --------  -------    --------  -------  --------
Total Distributions..........     (0.99)    0.00       (0.12)    0.00     (0.49)
                               --------  -------    --------  -------  --------
Net Asset Value, End of
 Year........................  $  10.06  $ 15.39    $   9.27  $ 11.95  $   8.83
                               ========  =======    ========  =======  ========
Total Return.................  (28.69)%   65.91%    (21.41)%   35.33%  (14.33)%
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)..............  $  87.18  $107.94    $  43.79  $ 68.55  $  53.26
 Ratio of Net Operating
  Expenses to Average Net
  Assets.....................     0.89%    0.92%       0.94%    0.94%     0.94%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/2/ .................     1.04%    1.03%       1.05%    1.01%     1.02%
 Ratio of Net Investment
  Income/(Loss) to Average
  Net Assets.................     0.57%    0.01%     (0.04)%  (0.14)%   (0.26)%
 Portfolio Turnover Rate.....      132%   134.0%      115.0%    73.0%     55.0%

------
Notes:
1.  Amount represents less than $0.01 per share.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

VALUE AND RESTRUCTURING FUND

                                           Year Ended March 31,
                                -----------------------------------------------
                                     2001       2000     1999     1998     1997
                                ---------  ---------  -------  -------  -------
Net Asset Value, Beginning of
 Year.........................  $   33.89  $   23.88  $ 23.79  $ 15.93  $ 14.03
                                ---------  ---------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income........       0.60       0.07     0.13     0.10     0.13
 Net Gains (Losses) on
  Investments and Options
  (both realized and
  unrealized).................      (3.21)     10.03     0.21     8.12     2.36
                                ---------  ---------  -------  -------  -------
Total From Investment
 Operations...................      (2.61)     10.10     0.34     8.22     2.49
                                ---------  ---------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income......................      (0.59)     (0.09)   (0.11)   (0.09)   (0.12)
 Distributions From Net
  Realized Gain on Investments
  and Options.................       0.00       0.00    (0.14)   (0.27)   (0.47)
                                ---------  ---------  -------  -------  -------
Total Distributions...........      (0.59)     (0.09)   (0.25)   (0.36)   (0.59)
                                ---------  ---------  -------  -------  -------
Net Asset Value, End of Year..  $   30.69  $   33.89  $ 23.88  $ 23.79  $ 15.93
                                =========  =========  =======  =======  =======
Total Return..................    (7.74)%     42.41%    1.48%   52.10%   18.09%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)...................  $1,822.71  $1,207.24  $594.62  $388.45  $124.01
 Ratio of Net Operating
  Expenses to Average Net
  Assets......................      0.95%      0.90%    0.93%    0.89%    0.91%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ ..................      1.02%      1.03%    1.07%    0.93%    0.95%
 Ratio of Net Investment
  Income to Average Net
  Assets......................      1.66%      0.25%    0.59%    0.54%    0.90%
 Portfolio Turnover Rate......      15.0%      20.0%    43.0%    30.0%    62.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

MID CAP VALUE FUND

                                 Year Ended March 31,
                             -------------------------------       Period Ended
                                2001    2000    1999    1998  March 31, 1997/1/
                             -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period.................. $ 21.34  $15.35  $16.11  $11.33       $ 12.08
                             -------  ------  ------  ------       -------
Income From Investment
 Operations:
 Net Investment Income......    0.37    0.01    0.08    0.07          0.01
 Net Gains (Losses) on
  Investments and Options
  (both realized and
  unrealized)...............   (1.27)   6.35    0.55    5.57         (0.76)
                             -------  ------  ------  ------       -------
Total From Investment
 Operations.................   (0.90)   6.36    0.63    5.64         (0.75)
                             -------  ------  ------  ------       -------
Less Distributions:
 Dividends From Net
  Investment Income.........   (0.37)  (0.05)  (0.07)  (0.06)         0.00
 Distributions From Net
  Realized Gains on
  Investments and Options...   (8.08)  (0.32)  (1.32)  (0.80)         0.00
                             -------  ------  ------  ------       -------
Total Distributions.........   (8.45)  (0.37)  (1.39)  (0.86)         0.00
                             -------  ------  ------  ------       -------
Net Asset Value, End of
 Period..................... $ 11.99  $21.34  $15.35  $16.11       $ 11.33
                             =======  ======  ======  ======       =======
Total Return................ (0.84)%  41.60%   4.59%  51.09%       (6.21)%/2/
Ratios/Supplemental Data
 Net Assets at end of Period
  (in millions)............. $ 2,371  $  336  $  125  $   78       $    56
 Ratio of Net Operating
  Expenses to Average Net
  Assets....................   1.03%   1.05%   1.05%   1.05%         1.05%/3/
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/4/ ................   1.26%   1.20%   1.32%   1.35%         1.43%/3/
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets................   0.97%   0.02%   0.53%   0.47%         0.54%/3/
 Portfolio Turnover.........     95%     45%     55%     51%           64%/3/

------
Notes:
1.  Commenced operations on June 1, 1996.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

ENERGY AND NATURAL RESOURCES FUND

                                              Year Ended March 31,
                                      -----------------------------------------
                                         2001    2000      1999    1998    1997
                                      -------  ------  --------  ------  ------
Net Asset Value, Beginning of Year..  $ 15.21  $11.02  $  12.66  $11.12  $ 9.55
                                      -------  ------  --------  ------  ------
Income From Investment Operations
 Net Investment Income..............     0.07    0.04      0.10    0.09    0.09
 Net Gains (Losses) on Investments
  and Options (both realized and
  unrealized).......................     1.60    4.72     (1.65)   2.69    2.60
                                      -------  ------  --------  ------  ------
Total From Investment Operations....     1.67    4.76     (1.55)   2.78    2.69
                                      -------  ------  --------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income............................    (0.07)  (0.06)    (0.09)  (0.10)  (0.09)
 Distributions From Net Realized
  Gain on Investments and Options...    (1.40)  (0.51)     0.00   (1.07)  (1.03)
 Distributions in Excess of Net
  Realized Gain on Investments and
  Options...........................     0.00    0.00      0.00   (0.07)   0.00
                                      -------  ------  --------  ------  ------
Total Distributions.................    (1.47)  (0.57)    (0.09)  (1.24)  (1.12)
Net Asset Value, End of Year........  $ 15.41  $15.21  $  11.02  $12.66  $11.12
                                      =======  ======  ========  ======  ======
Total Return........................   11.98%  44.61%  (12.23)%  24.97%  28.28%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).........................  $102.85  $71.13  $  43.02  $46.17  $33.39
 Ratio of Net Operating Expenses to
  Average Net Assets................    0.99%   0.97%     0.98%   0.99%   0.93%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .........    1.05%   1.08%     1.09%   1.07%   0.98%
 Ratio of Net Investment Income to
  Average Net Assets................    0.46%   0.37%     0.97%   0.69%   0.84%
 Portfolio Turnover Rate............    59.0%  138.0%     96.0%   88.0%   87.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

REAL ESTATE FUND

                                          Year Ended March 31,     Period ended
                                         ------------------------     March 31,
                                           2001    2000      1999       1998/1/
                                         ------  ------  --------  ------------
Net Asset Value, Beginning of Period.... $ 5.21  $ 5.50  $   7.05     $ 7.00
                                         ------  ------  --------     ------
Income From Investment Operations
 Net Investment Income..................   0.33    0.34      0.33       0.15
 Net Gains (Losses) on Investments and
  Options (both realized and
  unrealized)...........................   0.89   (0.31)    (1.55)      0.01
                                         ------  ------  --------     ------
Total From Investment Operations........   1.22    0.03     (1.22)      0.16
                                         ------  ------  --------     ------
Less Distributions
 Dividends From Net Investment Income...  (0.34)  (0.32)    (0.33)     (0.11)
Total Distributions.....................  (0.34)  (0.32)    (0.33)     (0.11)
                                         ------  ------  --------     ------
Net Asset Value, End of Period.......... $ 6.09  $ 5.21  $   5.50     $ 7.05
                                         ======  ======  ========     ======
Total Return............................ 24.03%   0.58%  (17.55)%      2.26%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)............................. $44.24  $33.70  $  32.84     $41.17
 Ratio of Net Operating Expenses to
  Average Net Assets....................  1.20%   1.20%     1.20%      1.20%/3/
 Ratio of Gross Operating Expenses to
  Average Net Assets/4/ ................  1.36%   1.41%     1.43%      1.40%/3/
 Ratio of Net Investment Income to
  Average Net Assets....................  5.52%   6.17%     5.37%      5.02%/3/
 Portfolio Turnover Rate................  29.0%   27.0%     28.0%      30.0%/3/

------
Notes:
1. Commenced operations on October 1, 1997.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

TECHNOLOGY FUND

                                                                   Year Ended
                                                                    March 31,
                                                                      2001/1/
                                                                   ----------
Net Asset Value, Beginning of Year................................ $    7.00
                                                                   ---------
Investment Operations:
 Net Investment Income............................................     (0.01)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Options.........................................................     (4.62)
                                                                   ---------
Total From Investment Operations..................................     (4.63)
                                                                   ---------
Distributions
 From Net Investment Income.......................................      0.00/2/
 From Net Realized Gains..........................................      0.00
                                                                   ---------
Total Distributions...............................................      0.00/2/
                                                                   ---------
Net Asset Value, End of Year...................................... $    2.37
                                                                   =========
Total Return......................................................  (66.14)%
Ratios/Supplemental Data
 Net Assets, End of Period (in millions).......................... $   24.43
 Ratio of Net Operating Expenses to Average Net Assets............     1.25%
 Ratio of Gross Operating Expenses to Average Net Assets/3...../..     1.50%
 Ratio of Net Investment Income to Average Net Assets.............   (0.42)%
 Portfolio Turnover Rate..........................................       19%

------
Notes: 1. Commenced operations on March 31, 2000. 2. Amount represents less than $0.01 per share. 3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

BIOTECHNOLOGY FUND

                                                                  Period Ended
                                                                     March 31,
                                                                       2001/1/
                                                                  ------------
Net Asset Value, Beginning of Period.............................   $   7.00
                                                                    --------
Investment Operations:
 Net Investment Income...........................................       0.01
 Net Realized and Unrealized Gain (Loss) on Investments and
  Options........................................................      (1.92)
                                                                    --------
Total From Investment Operations.................................      (1.91)
                                                                    --------
Distributions
 From Net Investment Income......................................       0.00
 From Net Realized Gains.........................................       0.00
                                                                    --------
Total Distributions..............................................       0.00
                                                                    --------
Net Asset Value, End of Period...................................   $   5.09
                                                                    ========
Total Return.....................................................   (27.29)%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions).........................   $  15.26
 Ratio of Net Operating Expenses to Average Net Assets...........       1.25/3/
 Ratio of Gross Operating Expenses to Average Net Assets/4..../..      2.19%/3/
 Ratio of Net Investment Income to Average Net Assets............      1.11%/3/
 Portfolio Turnover Rate.........................................         2%

------
Notes: 1. Commenced operations on December 31, 2000. 2. Not annualized. 3. Annualized. 4. Expense ratios before waiver of fees and reimbursement of ex-penses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.
Excelsior Funds Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 2001 include detailed information about Excelsior Funds, Inc. and Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAIs or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Pub-lic Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.'s and Excelsior Funds Trust's Investment Company Act reg-istration numbers are 811-4088 and 811-8490, respectively.

[GRAPHIC]
Excelsior Fixed Income Funds

Prospectus

August 1, 2001
(as revised August 27, 2001)

Excelsior Funds, Inc.
Excelsior Funds Trust

Managed Income Fund
Intermediate-Term Managed Income Fund
Short-Term Government Securities Fund
High Yield Fund

Investment Adviser
United States Trust Company of New York and U.S. Trust Company




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Funds, Inc. and Excelsior Funds Trust (formerly known as Excelsior Institutional Trust) are mutual fund families that offer shares in separate investment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important information about the Managed Income, Intermediate-Term Managed Income, Short-Term Government Securities and High Yield Funds (each, a Fund) that you should know before investing. The High Yield Fund offers two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Managed Income Fund..................................................          4
Intermediate-Term Managed Income Fund................................          6
Short-Term Government Securities Fund................................          8
High Yield Fund......................................................         10
More Information About Risk..........................................         12
More Information About Fund Investments..............................         13
Investment Adviser...................................................         13
Portfolio Managers...................................................         14
Purchasing, Selling and Exchanging Fund Shares.......................         15
Dividends and Distributions..........................................         17
Taxes................................................................         18
Financial Highlights.................................................         19
How to Obtain More Information About Excelsior Funds................. Back Cover

      -------------------------------------------------------------


Risk/Return Information Common to the Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

      Managed Income Fund
      -----------------------------------------------------------------



 FUND SUMMARY

 Investment Goal Current income, consistent with prudent risk of capital

 Investment Focus Investment grade fixed income securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in investment grade government and corporate fixed income securities

 Investor Profile Investors seeking current income, and who are willing to accept the risks of investing in fixed income securities of varying maturities

Investment Objective
The Managed Income Fund seeks high current income consistent with what is be-lieved to be prudent risk of capital.

Investment Strategy of the Managed Income Fund
The Managed Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and/or may place a portion of its assets in fixed income securities that are rated below invest-ment grade. These securities are sometimes called "high yield" or "junk bonds."

There is no limit on the Fund's dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio maturity in light of current market and economic con-ditions to provide a competitive current yield and reasonable principal vola-tility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve, and that have the potential for moderate price appreciation.

Principal Risks of Investing in the Managed Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. These risks are discussed in greater detail in the section entitled "More Information About Risk."

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile

      -------------------------------------------------------------


than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


[BAR CHART]

16.66%   5.82%   12.66%   -5.53%   22.44%   0.57%   9.79%   8.59%
 ----    ----     ----     ----     ----    ----    ----    ----
 1991    1992     1993     1994     1995    1996    1997    1998

-2.59%   12.42%
 ----     ----
 1999     2000

 Best Quarter Worst Quarter
    8.09%        (4.24)%
  (6/30/95)      (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 3.01%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Government/Credit Bond Index.

                                         1 Year  5 Years 10 Years
-----------------------------------------------------------------
Managed Income Fund                      12.42%   5.60%    7.76%
Lehman Brothers Govt/Credit Bond Index*  11.84%   6.23%    8.00%

* The Lehman Brothers Govt/Credit Bond Index is an unmanaged total return per-formance benchmark composed of U.S. government agencies and U.S. Treasury se-curities and investment grade corporate debt, selected as representative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.75%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                            0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.38%
Fee Waivers and Expense Reimbursements        (0.48)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.90%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.90%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $92    $287    $498    $1,108

     Intermediate-Term Managed Income Fund
      -----------------------------------------------------------------



 FUND SUMMARY

 Investment Goal Current income, consistent with relative stability of principal

 Investment Focus Investment grade fixed income securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in investment grade government and corporate fixed income securities

 Investor Profile Investors seeking current income, and who are willing to accept the risks of investing in fixed income securities

Investment Objective
The Intermediate-Term Managed Income Fund seeks as high a level of current in-terest income as is consistent with relative stability of principal.

Investment Strategy of the Intermediate-Term Managed Income Fund
The Intermediate-Term Managed Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. govern-ment, its agencies and instrumentalities, and corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and/or may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds.

The Fund maintains a dollar-weighted average portfolio maturity of 3 to 10 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with reasonable risk of price volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its as-sessment of real interest rates and the yield curve. The fixed income securi-ties held by the Fund also may have the potential for moderate price apprecia-tion. There is no limit on the maximum maturity for a particular security.

Principal Risks of Investing in the Intermediate-Term Managed Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. These risks are discussed in greater detail in the section entitled "More Information About Risk."

      -------------------------------------------------------------


Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that intermediate-term fixed income secu-rities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


[BAR CHART]

 8.44%    -3.71%    19.23%    1.92%    8.49%    8.46%    -1.57%    10.60%
 ----      ----      ----     ----     ----     ----      ----      ----
 1993      1994      1995     1996     1997     1998      1999      2000

 Best Quarter Worst Quarter
    6.83%        (3.79)%
  (6/30/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 4.12%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Intermediate Govt/Credit Bond Index.

                                                                          Since
                                                       1 Year 5 Years Inception
-------------------------------------------------------------------------------
Intermediate-Term Managed Income Fund                  10.60%  5.48%    6.26%*
Lehman Brothers Intermediate Govt/Credit Bond Index**  10.10%  6.11%    6.50%*

* Since December 31, 1992
** The Lehman Brothers Intermediate Govt/Credit Bond Index is an unmanaged to-tal return performance benchmark composed of U.S. government agencies and U.S. Treasury securities and investment grade corporate debt, selected as representative of the market with maturities of one to ten years.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.35%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                            0.61%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.96%
Fee Waivers and Expense Reimbursements        (0.31)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.65%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.65%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $66    $208    $362     $810

      Short-Term Government Securities Fund
      -----------------------------------------------------------------



 FUND SUMMARY

 Investment Goal Current income, consistent with stability of principal

 Investment Focus Short-term fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

 Share Price Volatility Low

 Principal Investment Strategy Investing in U.S. government securities, while maintaining a dollar-weighted average maturity of 1 to 3 years

 Investor Profile Investors seeking to preserve capital and earn current income


Investment Objective
The Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal.

Investment Strategy of the Short-Term Government Securities Fund
Under normal circumstances, the Short-Term Government Securities Fund invests at least 80% of its assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. Interest payments on these securities generally will be ex-empt from state and local taxes.

The Fund generally maintains a dollar-weighted average portfolio maturity of 1 to 3 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular invest-ments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security.

Principal Risks of Investing in the Short-Term Government Securities Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates.

The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that short-term government securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

      -------------------------------------------------------------



Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


[BAR CHART]

 4.32%    1.07%    10.25%    3.97%    5.87%    6.30%    2.40%    7.55%
 ----     ----      ----     ----     ----     ----     ----     ----
 1993     1994      1995     1996     1997     1998     1999     2000

 Best Quarter Worst Quarter
    3.35%        (0.45)%
  (6/30/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 3.80%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers 1-3 Year Government Bond Index.

                                                                     Since
                                                  1 Year 5 Years Inception
--------------------------------------------------------------------------
Short-Term Government Securities Fund             7.55%   5.20%    5.18%*
Lehman Brothers 1-3 Year Government Bond Index**  8.17%   5.96%    5.78%*

* Since December 31, 1992
** The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged total re-turn performance benchmark composed of U.S. government agencies and U.S. Treasury securities with maturities of one to three years.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.30%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.26%
Total Other Expenses                            0.66%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.96%
Fee Waivers and Expense Reimbursements        (0.36)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.60%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.60%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $61    $192    $335     $750

      High Yield Fund
      -----------------------------------------------------------------



 FUND SUMMARY

 Investment Goal High level of current income and, secondarily, capital appreciation

 Investment Focus Non-investment grade fixed-income securities

 Share Price Volatility High

 Principal Investment Strategy Investing in non-investment grade corporate and government fixed-income securities

 Investor Profile Investors seeking a high level of current income, and who are willing to bear risks of investing in non-investment grade fixed-income securities


Investment Objective
The High Yield Fund seeks a high level of current income as its primary objec-tive, and may also consider the potential for capital appreciation as a second-ary objective, when consistent with its primary objective.

Investment Strategy of the High Yield Fund

Under normal circumstances, the High Yield Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Group (S&P)), or unrated securities that the Adviser believes are of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P are commonly known as "junk bonds." The Fund may invest in all types of fixed-income securities, including:

 . Senior and subordinated corporate debt obligations (such as bonds, deben-tures, notes and commercial paper)
 .  Convertible and non-convertible corporate debt obligations
 .  Custodial receipts
 . Municipal securities and obligations of the U.S. government, its agencies and instrumentalities
 .  Preferred stock
 .  Mortgage and other asset-backed securities

Although the Fund invests primarily in the debt obligations of domestic is-suers, it may invest up to 25% of its assets in obligations of foreign issuers (including emerging countries), including obligations of foreign corporations, banks and governments.

The Fund does not have any portfolio maturity limitation and may invest its as-sets from time to time primarily in instruments with short, medium and long ma-turities. The Fund may also purchase the securities of issuers that are in de-fault.

In selecting securities for the Fund's portfolio, the Adviser does not rely principally on the ratings agencies. It performs its own independent investment analysis of each issuer to determine its creditworthiness. In doing so, the Ad-viser considers a number of factors, including the issuer's financial and mana-gerial strength and its sensitivity to economic and market conditions as well as other factors.

Principal Risks of Investing in the High Yield Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to ac-tual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that

      -------------------------------------------------------------



the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investment in foreign fixed income securities. These securities may be more volatile than other secu-rities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
There is no performance information for the Fund because it has not yet com-pleted a full calendar year of operations.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.80%
Distribution (12b-1) Fees                           0
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                            0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.43%
Fee Waivers and Expense Reimbursements        (0.38)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              1.05%*

* The Fund's total operating expenses and net operating expenses are estimated based on expenses expected to be incurred. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05% for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years
-------------------
      $107   $334

      -------------------------------------------------------------



More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income secu-rities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Extension Risk
 (All Funds)--An issuer may exercise its right to pay principal on an obliga-tion held by the Fund (such as a mortgage-backed security) later than expect-ed. This may happen when there is a rise in interest rates. Under these cir-cumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to invest in higher yielding securities.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analy-ses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this in-formation and/or the Adviser's analyses may be incomplete or incorrect.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of a Fund's multiple holdings.

 Liquidity Risk
 (Intermediate-Term Managed Income Fund, Managed Income Fund and High Yield
 Fund)---A Fund may not be able to pay redemption proceeds within the time pe-riod stated in this prospectus, because of unusual market conditions, an un-usually high volume of redemption requests, or other reasons. Funds that in-vest in non-investment grade fixed income securities or emerging country is-suers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse in-vestor perceptions whether or not accurate.

High-Yield, Lower Rated Securities

(Intermediate-Term Managed Income Fund, Managed Income Fund and High Yield
Fund)--High-yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including:

Greater risk of default or price declines due to changes in the issuer's cred-itworthiness. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon matu-rity. Discontinuation of these payments could substantially adversely affect the market value of the security.

A thinner and less active market, which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

Prices for high-yield, lower rated securities may be affected by investor per-ception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market. Issuers of junk bonds may be more susceptible than other issuers to economic downturns.

Mortgage-Backed Securities
(All Funds)--Mortgage-backed securities are fixed income securities represent-ing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the un-derlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates

      -------------------------------------------------------------



fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be re-invested at lower interest rates. Prepayment risk may make it difficult to cal-culate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Foreign Security Risks
(Managed Income Fund, Intermediate-Term Managed Income Fund and High Yield
Fund)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

The securities of emerging markets are less liquid, are especially subject to greater price volatility, have smaller market capitalizations and less govern-ment regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The securities of issuers resident in emerging markets are also subject to a greater risk of default than securities of issuers in non-emerging countries or U.S. companies or the U.S. Government.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statements of AdditionalInformation.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. A Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, the "Adviser"), acting through their respective registered investment advisory di-visions, U.S. Trust-New York Fund Advisers Division and U.S. Trust-Connecticut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal sub-sidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest fi-nancial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

      -------------------------------------------------------------



The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2001, the Adviser received advisory fees, as a percentage of average daily net assets, of:

Short-Term Government Securities Fund.................................... 0.20%
Intermediate-Term Managed Income Fund.................................... 0.22%
Managed Income Fund...................................................... 0.62%
High Yield Fund.......................................................... 0.80%*

* The High Yield Fund commenced operations on October 31, 2000. The fees given are the contractual rate of advisory fees.

Portfolio Managers
Frank A. Salem has served as the Intermediate-Term Managed Income Fund's port-folio manager since August 1998. Mr. Salem, a Senior Vice President, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Salem was a Direc-tor and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. Mr. Salem is primarily responsible for the day to day management of the Intermediate-Term Managed Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Alexander R. Powers has served as the Managed Income Fund's portfolio manager since August 1997. Mr. Powers, a Managing Director, has been with U.S. Trust since 1996. From 1988 to 1996, Mr. Powers was the head of Taxable Fixed-Income at Chase Asset Management. Mr. Powers is primarily responsible for the day to day management of the Managed Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Mark T. Rasimas began serving as the Short-Term Government Securities Fund's portfolio manager in August 2000. Mr. Rasimas, a Senior Vice President, has been with U.S. Trust since 1997. Prior to joining U.S. Trust, Mr. Rasimas was a mortgage-backed securities analyst with Thomson Financial and an investment banking analyst in the structured finance group at NationsBanc Capital Markets, Inc. Mr. Rasimas is primarily responsible for the day to day management of the Short-Term Government Securities Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Richard B. Coons serves as the High Yield Fund's portfolio manager. Mr. Coons, a Senior Vice President, has been with U.S. Trust since June 2000. Mr. Coons has 17 years of experience in high yield analysis, trading, sales and syndica-tion. Most recently, he worked at Triton Partners LLC, where he was Director of Research for a $1.5 billion high yield management company. Prior to Triton, he held various positions at NatWest Capital Markets. At these firms, Mr. Coons was a Senior Trader in the high yield area, which also included distressed mar-kets, emerging markets, and corporate restructuring. Mr. Coons has also been a manager of high yield transactions--structuring, marketing and placing deals in excess of $500 million. In the past, Mr. Coons has worked at Goldman Sachs and Morgan Stanley where he was a senior high yield trader and founded their high yield departments. Mr. Coons is primarily responsible for the day to day man-agement of the High Yield Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

      -------------------------------------------------------------



Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire
 . Automatic Investment Program, or
 . Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic invest-ment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot ac-cept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instruc-tions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust
ABA #011000028
DDA #99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class, divided by the number of out-standing shares of the class.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

The Funds may hold securities that are listed on foreign exchanges. These secu-rities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of the Funds' investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

      -------------------------------------------------------------



Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone
 . Systematic Withdrawal Plan, or
 . Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 8529
Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statements of Additional Information.

      -------------------------------------------------------------



How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that the exchange would not be in the best interests of the Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organiza-tion.

Distribution of Fund Shares
The High Yield Fund has adopted a distribution plan that allows shares of the Fund to pay distribution fees for the sale and distribution of its shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of the Fund's outstanding shares. However, fees are not currently being paid under the distribution plan. If the distribution plan is ever implemented, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales and charges because these fees are paid out of the Fund's assets continuously.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the

      -------------------------------------------------------------



distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, sim-ply send the Fund written notice.

Taxes
Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distribu-tions will generally be taxable as ordinary income. You will be subject to in-come tax on Fund distributions regardless whether they are paid in cash or re-invested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you received for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statements of Additional Informa-tion.

      -----------------------------------------------------------------


Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statements of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).

MANAGED INCOME FUND

                                            Year Ended March 31,
                                   -------------------------------------------
                                      2001     2000     1999     1998     1997
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $  8.55  $  8.99  $  9.17  $  8.60  $  8.84
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.50     0.47     0.46     0.49     0.51
 Net Gains (Losses) on Investments
  (both realized and unrealized)..    0.56    (0.41)    0.08     0.58    (0.24)
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    1.06     0.06     0.54     1.07     0.27
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.50)   (0.47)   (0.46)   (0.49)   (0.51)
 Distributions From Net Realized
  Gain on Investments.............    0.00    (0.03)   (0.26)   (0.01)    0.00
 Distributions in Excess of Net
  Realized Gain on Investments....    0.00     0.00     0.00     0.00     0.00
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (0.50)   (0.50)   (0.72)   (0.50)   (0.51)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $  9.11  $  8.55  $  8.99  $  9.17  $  8.60
                                   =======  =======  =======  =======  =======
Total Return......................  12.80%    0.72%    5.95%   12.79%    3.17%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $252.17  $220.48  $215.77  $196.10  $185.90
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.88%    0.88%    0.90%    0.90%    0.90%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .......   1.01%    1.00%    1.03%    1.02%    1.04%
 Ratio of Net Investment Income to
  Average Net Assets..............   5.81%    5.42%    4.96%    5.51%    5.90%
 Portfolio Turnover Rate..........   99.0%   112.0%   268.0%   538.0%   238.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

INTERMEDIATE-TERM MANAGED INCOME FUND

                                              Year Ended March 31,
                                      -----------------------------------------
                                         2001     2000     1999    1998    1997
                                      -------  -------  -------  ------  ------
Net Asset Value, Beginning of Year..  $  6.77  $  7.13  $  7.23  $ 6.87  $ 7.06
                                      -------  -------  -------  ------  ------
Income From Investment Operations
 Net Investment Income..............     0.42     0.40     0.39    0.41    0.41
 Net Gains (Losses) on Investments
  (both realized and unrealized)....     0.41    (0.36)    0.04    0.36   (0.19)
                                      -------  -------  -------  ------  ------
 Total From Investment Operations...     0.83     0.04     0.43    0.77    0.22
                                      -------  -------  -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income............................    (0.42)   (0.40)   (0.39)  (0.41)  (0.41)
 Dividends From Net Realized Gain on
  Investments.......................     0.00     0.00    (0.13)   0.00    0.00
 Distributions in Excess of Net
  Realized Gain on Investments......     0.00     0.00    (0.01)   0.00    0.00
                                      -------  -------  -------  ------  ------
 Total Distributions................    (0.42)   (0.40)   (0.53)  (0.41)  (0.41)
                                      -------  -------  -------  ------  ------
Net Asset Value, End of Year........  $  7.18  $  6.77  $  7.13  $ 7.23  $ 6.87
                                      =======  =======  =======  ======  ======
Total Return........................   12.73%    0.59%    6.02%   11.37%  3.25%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).........................  $219.60  $155.48  $127.74  $94.94  $78.44
 Ratio of Net Operating Expenses to
  Average Net Assets................    0.56%    0.58%    0.60%   0.61%   0.63%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .........    0.69%    0.65%    0.67%   0.66%   0.68%
 Ratio of Net Investment Income to
  Average Net Assets................    6.11%    5.80%    5.29%   5.68%   5.91%
 Portfolio Turnover Rate............   108.0%   122.0%   229.0%   86.0%  129.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------


SHORT-TERM GOVERNMENT SECURITIES FUND

                                             Year Ended March 31,
                                      ----------------------------------------
                                        2001      2000    1999    1998    1997
                                      ------    ------  ------  ------  ------
Net Asset Value, Beginning of Year... $ 6.87    $ 7.04  $ 7.00  $ 6.93  $ 6.98
                                      ------    ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income...............   0.39      0.35    0.34    0.37    0.38
 Net Gains (Losses) on Investments
  (both realized and unrealized).....   0.22     (0.15)   0.04    0.07   (0.06)
                                      ------    ------  ------  ------  ------
 Total From Investment Operations....   0.61      0.20    0.38    0.44    0.32
                                      ------    ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income.............................  (0.39)    (0.35)  (0.34)  (0.37)  (0.37)
 Distributions in Excess of Net
  Investment Income..................   0.00/1/   0.00    0.00    0.00    0.00
 Distributions From Net Realized Gain
  on Investments.....................   0.00     (0.02)   0.00    0.00    0.00
 Distributions in Excess of Net
  Realized Gain on Investments.......   0.00      0.00    0.00    0.00    0.00
                                      ------    ------  ------  ------  ------
 Total Distributions.................  (0.39)    (0.37)  (0.34)  (0.37)  (0.37)
                                      ------    ------  ------  ------  ------
Net Asset Value, End of Year......... $ 7.09    $ 6.87  $ 7.04  $ 7.00  $ 6.93
                                      ======    ======  ======  ======  ======
Total Return.........................  9.14%     3.02%   5.54%   6.47%   4.77%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).......................... $75.69    $59.31  $52.59  $32.55  $30.80
 Ratio of Net Operating Expenses to
  Average Net Assets.................  0.57%     0.54%   0.58%   0.62%   0.61%
 Ratio of Gross Operating Expenses to
  Average Net Assets/2/ .............  0.67%     0.62%   0.67%   0.69%   0.70%
 Ratio of Net Investment Income to
  Average Net Assets.................  5.59%     5.07%   4.79%   5.28%   5.42%
 Portfolio Turnover Rate............. 118.0%     90.0%  114.0%   35.0%   82.0%

------
Notes:
1. Amount represents less than $0.01 per share.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

HIGH YIELD FUND

                                                                  Period Ended
                                                                     March 31,
                                                                     2001(/1/)
                                                                  ------------
Net Asset Value, Beginning of Period.............................    $ 7.00
                                                                     ------
Investment Operations:
 Net Investment Income...........................................      0.27
 Net Realized and Unrealized Gain................................      0.26
                                                                     ------
Total from Investment Operations.................................      0.53
                                                                     ------
Less Distributions:
 Dividends From Net Investment Income............................     (0.27)
 Distributions From Net Realized Gains...........................      0.00
                                                                     ------
 Total Distributions.............................................     (0.27)
                                                                     ------
Net Asset Value, End of Period...................................    $ 7.26
                                                                     ======
Total Return.....................................................     7.76%(/2/)
Ratios/Supplemental Data
Ratios to Average Net Assets.....................................
 Net Assets at End of Period (in millions).......................    $57.67
 Net Expenses....................................................     1.05%(/3/)
 Gross Expenses(/4/).............................................     1.55%(/3/)
 Net Investment Income...........................................     9.43%(/3/)
 Portfolio Turnover Rate.........................................      169%(/3/)

------
(1)  Commenced operations on October 31, 2000.
(2)  Not annualized.
(3)  Annualized.
(4) Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.

Excelsior Funds Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statements of Additional Information (SAIs)
The SAIs dated August 1, 2001 include detailed information about Excelsior Funds, Inc. and Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Boston, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Funds Trust, from the SEC's EDGAR Database on the website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Pub-lic Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.'s and Excelsior Funds Trust's Investment Company Act reg-istration numbers are 811-4088 and 811-8490, respectively.